UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

                  Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                             Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—98.7%
Consumer Discretionary—9.0%
Carnival plc (United Kingdom)	69,383	$4,308
Ctrip.com International Ltd. ADR (China)(1)	104,243	3,875
Sony Corp. (Japan)	120,220	7,371

		15,554

Consumer Staples—5.6%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	51,287	5,076
Marine Harvest ASA (Norway)	195,966	4,540

		9,616

Energy—9.3%
Eni SpA (Italy)	269,848	5,101
Equinor ASA (Norway)	207,910	5,863
TechnipFMC plc (France)	158,651	4,992

		15,956

Financials—22.6%
BOC Hong Kong Holdings Ltd. (Hong Kong)	969,500	4,607
CaixaBank SA (Spain)	1,076,840	4,923
China Construction Bank Corp. Class H (China)	5,640,000	4,928
Credit Agricole SA (France)	303,135	4,359
DBS Group Holdings Ltd. (Singapore)	308,710	5,892
ORIX Corp. (Japan)	325,490	5,277
Ping An Insurance Group Co. of China Ltd. Class H (China)	403,000	4,093
UBS Group AG Registered Shares (Switzerland)	304,733	4,813

		38,892

Health Care—8.4%
Allergan plc (Ireland)	33,720	6,423
Bayer AG Registered Shares (Germany)	38,274	3,400
ICON plc (Ireland)(1)	29,533	4,541

		14,364

Industrials—16.9%
Airbus SE (France)	44,643	5,607
Ashtead Group plc (United Kingdom)	227,321	7,220
easyJet plc (United Kingdom)	259,589	4,446
Golden Ocean Group Ltd. (Norway)	607,046	5,941
Nidec Corp. (Japan)	40,935	5,889

		29,103

	SHARES	VALUE
Information Technology—12.7%
ASML Holding NV (Netherlands)	31,624	$5,908
Broadcom, Inc. (United States)	23,638	5,832
Hitachi Ltd. (Japan)	162,643	5,525
SAP SE (Germany)	37,759	4,647

		21,912

Materials—7.2%
Anhui Conch Cement Co., Ltd. Class H (China)	1,248,500	7,536
Glencore plc (Switzerland)	1,098,972	4,751

		12,287

Real Estate—2.7%
LendLease Group (Australia)	330,486	4,696

Telecommunication Services—2.3%
BT Group plc (United Kingdom)	1,327,446	3,898

Utilities—2.0%
Veolia Environnement SA (France)	169,688	3,387
TOTAL COMMON STOCK (Identified Cost $144,452)		169,665
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $144,452)		169,665
TOTAL INVESTMENTS—98.7% (Identified Cost $144,452)		169,665
Other assets and liabilities, net—1.3%		2,279

NET ASSETS—100.0%		$171,944

Abbreviation:

ADR    American Depositary Receipt

Footnote Legend:

(1) Non-income	producing.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Country Weightings †
Japan	14%
China	12
United Kingdom	12
France	11
Norway	10
Ireland	6
Switzerland	6
Other	29
Total	100%

† % of total investments as of September 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$169,665	$169,665
Total Investments	$169,665	$169,665

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%
Real Estate Investment Trusts—97.3%
DATA CENTERS—8.4%
CoreSite Realty Corp.	4,776	$531
CyrusOne, Inc.	28,055	1,779
Digital Realty Trust, Inc.	34,355	3,864

		6,174

DIVERSIFIED—2.3%
Vornado Realty Trust	22,900	1,672

HEALTH CARE—4.2%
Healthcare Realty Trust, Inc.	26,031	762
Healthcare Trust of America, Inc. Class A	86,000	2,293

		3,055

INDUSTRIAL/OFFICE—28.5%
Industrial—12.1%
Duke Realty Corp.	101,698	2,885
Prologis, Inc.	89,270	6,052

		8,937

Office—16.4%
Alexandria Real Estate Equities, Inc.	28,167	3,543
Cousins Properties, Inc.	209,180	1,860
Douglas Emmett, Inc.	51,474	1,942
Highwoods Properties, Inc.	22,667	1,071
Kilroy Realty Corp.	25,564	1,833
Paramount Group, Inc.	118,860	1,793

		12,042

Total Industrial / Office		20,979

LODGING/RESORTS—8.3%
Host Hotels & Resorts, Inc.	146,304	3,087
RLJ Lodging Trust	90,453	1,992
Summit Hotel Properties, Inc.	76,400	1,034

		6,113

RESIDENTIAL—26.1%
Apartments—17.9%
Apartment Investment & Management Co. Class A	53,900	2,378
AvalonBay Communities, Inc.	22,204	4,022
Equity Residential	30,231	2,003

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	8,905	$2,197
Mid-America Apartment Communities, Inc.	25,800	2,585

		13,185

Manufactured Homes—4.8%
Equity LifeStyle Properties, Inc.	9,242	891
Sun Communities, Inc.	25,984	2,639

		3,530

Single Family Homes—3.4%
American Homes 4 Rent Class A	113,800	2,491

Total Residential		19,206

RETAIL—12.9%
Regional Malls—5.3%
Simon Property Group, Inc.	22,201	3,924

Shopping Centers—7.6%
Brixmor Property Group, Inc.	101,002	1,769
Federal Realty Investment Trust	9,100	1,151
Regency Centers Corp.	41,150	2,661

		5,581

Total Retail		9,505

SELF STORAGE—6.6%
CubeSmart	81,200	2,317
Extra Space Storage, Inc.	29,548	2,560

		4,877
TOTAL COMMON STOCKS (Identified Cost $51,963)		71,581
TOTAL LONG-TERM INVESTMENTS—97.3% (Identified Cost $51,963)		71,581
SHORT-TERM INVESTMENT—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.950%)(1)	827,351	827
Total SHORT-TERM INVESTMENT (Identified Cost $827)		827

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

TOTAL INVESTMENTS—98.4% (Identified cost $52,790)	72,408

Other assets and liabilities, net—1.6%	1,153

NET ASSETS—100.0%	$73,561

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$71,581	$71,581
Short-Term Investment	827	827
Total Investments	$72,408	$72,408

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.9%

Consumer Discretionary—25.9%
Amazon.com, Inc.(1)	10,530	$21,092
Ctrip.com International Ltd. ADR(1)	74,390	2,765
Home Depot, Inc. (The)	24,468	5,069
Las Vegas Sands Corp.	92,082	5,463
McDonald’s Corp.	18,140	3,035
MercadoLibre, Inc.	6,780	2,308
Netflix, Inc.(1)	28,790	10,771
NIKE, Inc. Class B	62,425	5,289
Ross Stores, Inc.	50,227	4,977

		60,769

Consumer Staples—4.6%
Monster Beverage Corp.(1)	122,865	7,161
Philip Morris International, Inc.	44,511	3,629

		10,790

Energy—3.8%
Cabot Oil & Gas Corp.	136,143	3,066
Core Laboratories N.V.	21,146	2,449
Pioneer Natural Resources Co.	18,850	3,284

		8,799

Financials—6.2%
Bank of America Corp.	245,510	7,233
Charles Schwab Corp. (The)	63,547	3,123
MarketAxess Holdings, Inc.	13,850	2,472
SEI Investments Co.	29,430	1,798

		14,626

Health Care—9.6%
Bluebird Bio, Inc.(1)	11,020	1,609
Danaher Corp.	34,107	3,706
HealthEquity, Inc.(1)	60,620	5,723
Illumina, Inc.(1)	15,780	5,792
Zoetis, Inc.	61,084	5,593

		22,423

Industrials—7.9%
Caterpillar, Inc.	28,160	4,294
CoStar Group, Inc.(1)	9,630	4,053
Kansas City Southern	29,150	3,302
Rockwell Automation, Inc.	10,950	2,054

	SHARES	VALUE

Industrials—(continued)
Roper Technologies, Inc.	15,902	$4,710

		18,413

Information Technology—39.8%
Accenture plc Class A	23,101	3,932
Activision Blizzard, Inc.	55,850	4,646
Alibaba Group Holding Ltd. Sponsored ADR(1)	73,498	12,110
Amphenol Corp. Class A	70,964	6,672
Arista Networks, Inc.(1)	11,790	3,134
Avalara, Inc.(1)	80,890	2,825
Facebook, Inc. Class A(1)	69,462	11,424
Gartner, Inc.(1)	17,790	2,820
NVIDIA Corp.	36,960	10,387
Paycom Software, Inc.(1)	44,582	6,928
Tencent Holdings Ltd. ADR	106,850	4,364
Trade Desk, Inc. (The) Class A(1)	16,880	2,547
Visa, Inc. Class A	71,818	10,779
Workday, Inc. Class A(1)	40,560	5,921
Yandex N.V. Class A(1)	150,905	4,963

		93,452

Materials—2.1%
Ecolab, Inc.	31,674	4,966
TOTAL COMMON STOCKS (Identified Cost $118,043)		234,238
TOTAL LONG-TERM INVESTMENTS—99.9% (Identified Cost $118,043)		234,238

TOTAL INVESTMENTS—99.9% (Identified Cost $118,043)		234,238

Other assets and liabilities, net—0.1%		338

NET ASSETS—100.0%		$234,576

Abbreviation:

ADR    American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Country Weightings †
United States	90%
China	8
Russia	2
Total	100%

† % of total investments as of September 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$234,238	$234,238
Total Investments	$234,238	$234,238

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—98.2%
Consumer Discretionary—14.3%
Emerald Expositions Events, Inc.	87,850	$1,448
Fox Factory Holding Corp.(1)	127,925	8,961
Ollie’s Bargain Outlet Holdings, Inc.(1)	40,800	3,921

		14,330

Consumer Staples—6.0%
Chefs’ Warehouse, Inc. (The)(1)	124,350	4,520
PriceSmart, Inc.	18,500	1,498

		6,018

Financials—15.7%
FactSet Research Systems, Inc.	11,300	2,528
Interactive Brokers Group, Inc. Class A	84,930	4,697
MarketAxess Holdings, Inc.	10,150	1,812
Moelis & Co. Class A	55,780	3,057
Morningstar, Inc.	28,840	3,631

		15,725

Health Care—6.1%
National Research Corp.	83,240	3,213
U.S. Physical Therapy, Inc.	24,000	2,846

		6,059

Industrials—20.5%
AAON, Inc.	91,200	3,447
Copart, Inc.(1)	77,700	4,004
HEICO Corp. Class A	70,078	5,291
Old Dominion Freight Line, Inc.	30,200	4,870
Omega Flex, Inc.	41,699	2,967

		20,579

Information Technology—35.6%
ANSYS, Inc.(1)	14,470	2,701
Aspen Technology, Inc.(1)	42,920	4,889
Auto Trader Group plc	800,000	4,657
Autohome, Inc. ADR(3)	89,370	6,918
DocuSign, Inc.(1)(3)	47,685	2,507
Ellie Mae, Inc.(1)	20,000	1,895
Mesa Laboratories, Inc.	7,035	1,306
NVE Corp.	39,200	4,150
Paycom Software, Inc.(1)	14,700	2,285

	SHARES	VALUE
Information Technology—(continued)
Rightmove plc	710,000	$4,359

		35,667
TOTAL COMMON STOCK (Identified Cost $43,385)		98,378
TOTAL LONG-TERM INVESTMENTS—98.2% (Identified Cost $43,385)		98,378
SECURITIES LENDING COLLATERAL—5.6%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.950%)(2)(4)	5,640,150	5,640
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5,640)		5,640
TOTAL INVESTMENTS—103.8% (Identified Cost $49,025)		104,018
Other assets and liabilities, net—(3.8)%		(3,762)

NET ASSETS—100.0%		$100,256

Abbreviation:

ADR    American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Country Weightings †
United States	85%
United Kingdom	9
China	6
Total	100%

† % of total investments as of September 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$98,378	$98,378
Securities Lending Collateral	5,640	5,640
Total Investments	$104,018	$104,018

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Consumer Discretionary—14.9%
Cheesecake Factory, Inc. (The)	82,750	$4,430
Cinemark Holdings, Inc.	79,600	3,200
Sally Beauty Holdings, Inc.(1)	149,752	2,754
Thor Industries, Inc.	32,100	2,687

		13,071

Consumer Staples—7.4%
National Beverage Corp.(1)	35,450	4,134
WD-40 Co.	14,000	2,410

		6,544

Energy—3.9%
Core Laboratories N.V.	30,000	3,475

Financials—18.6%
Artisan Partners Asset Management, Inc. Class A	64,500	2,090
Bank of Hawaii Corp.	40,170	3,170
First Financial Bankshares, Inc.	43,120	2,548
Houlihan Lokey, Inc.	57,520	2,584
Primerica, Inc.	27,728	3,343
RLI Corp.	32,850	2,581

		16,316

Health Care—2.4%
Anika Therapeutics, Inc.(1)	50,130	2,115

Industrials—21.1%
Graco, Inc.	59,810	2,771
Landstar System, Inc.	25,730	3,139
Lincoln Electric Holdings, Inc.	20,010	1,870
RBC Bearings, Inc.(1)	27,300	4,105
SiteOne Landscape Supply, Inc.(1)	50,448	3,801
Watsco, Inc.	16,050	2,858

		18,544

Information Technology—15.3%
American Software, Inc. Class A	88,100	1,069
Badger Meter, Inc.	62,966	3,334
Brooks Automation, Inc.	84,470	2,959
Cass Information Systems, Inc.	41,054	2,673
Jack Henry & Associates, Inc.	21,090	3,376

		13,411

	SHARES	VALUE
Materials—4.0%
Scotts Miracle-Gro Co. (The)	44,592	$3,511

Real Estate—10.9%
HFF, Inc. Class A	62,500	2,655
MGM Growth Properties LLC Class A	145,040	4,277
RE/MAX Holdings, Inc. Class A	60,000	2,661

		9,593
TOTAL COMMON STOCKS (Identified Cost $55,764)		86,580
TOTAL LONG-TERM INVESTMENTS—98.5% (Identified Cost $55,764)		86,580
TOTAL INVESTMENTS—98.5% (Identified Cost $55,764)		86,580
Other assets and liabilities, net—1.5%		1,295

NET ASSETS—100.0%		$87,875

Footnote Legend:

(1)	Non-income producing.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,580	$86,580
Total Investments	$86,580	$86,580

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—4.8%
U.S. Treasury Note
1.375%, 1/15/20	$1,250		$1,229
1.375%, 4/30/20	2,215		2,167
1.875%, 2/28/22	835		807
2.375%, 1/31/23	1,755		1,715
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,944)			5,918
MUNICIPAL BONDS—0.7%
Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A, 7.309%, 6/1/34	180		182

Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	640		635
TOTAL MUNICIPAL BONDS (Identified Cost $815)			817
FOREIGN GOVERNMENT SECURITIES—7.4%
Argentine Republic
6.875%, 1/26/27	290		246
Series NY, 8.280%, 12/31/33	128		115
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(4)(9)	825		224
9.375%, 1/13/34(9)	295		86
Dominican Republic
144A, 5.950%, 1/25/27(3)	100		102
144A, 6.000%, 7/19/28(3)	250		254
Federal Republic of Nigeria 144A, 6.500%, 11/28/27(3)	315		303
Federative Republic of Brazil
Notas do Tesouro Nacional Series F, 10.000%, 1/1/23	870	BRL	215
Notas do Tesouro Nacional Series F, 10.000%, 1/1/25	170	BRL	41
Kingdom of Bahrain 144A, 7.000%, 10/12/28(3)	340		337
Kingdom of Morocco 144A, 5.500%, 12/11/42(3)	300		315
Papua New Guinea Republic 144A, 8.375%, 10/4/28(3)	200		203
Provincia de Buenos Aires 144A, 7.875%, 6/15/27(3)	465		389

	PAR VALUE		VALUE
Republic of Angola 144A, 9.375%, 5/8/48(3)	$200		$211
Republic of Chile 5.500%, 8/5/20	231,500	CLP	362
Republic of Colombia 4.375%, 3/21/23	1,438,000	COP	461
Republic of Costa Rica 144A, 7.000%, 4/4/44(3)	315		277
Republic of Ecuador 144A, 8.875%, 10/23/27(3)	275		261
Republic of Indonesia
FR70, 8.375%, 3/15/24	5,071,000	IDR	343
144A, 8.500%, 10/12/35(3)	570		781
Republic of Philippines 9.500%, 2/2/30	430		636
Republic of South Africa
Series 2023, 7.750%, 2/28/23	3,700	ZAR	256
5.650%, 9/27/47	390		356
Republic of Turkey 4.875%, 10/9/26	275		235
Russian Federation Series 6216 6.700%, 5/15/19	25,760	RUB	392
Sultanate of Oman 144A, 5.375%, 3/8/27(3)	455		441
Ukraine
144A, 7.750%, 9/1/23(3)	170		167
144A, 7.750%, 9/1/26(3)	425		399
United Mexican States
Series M, 6.500%, 6/9/22	6,713	MXN	344
4.150%, 3/28/27	275		271
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $10,250)			9,023
MORTGAGE-BACKED SECURITIES—13.9%
Agency—3.1%
Federal National Mortgage Association
Pool #AT2016, 3.000%, 4/1/43	385		371
Pool #AT7621, 3.000%, 5/1/43	719		694
Pool #AS4992, 3.500%, 5/1/45	231		228
Pool #AS5696, 3.500%, 8/1/45	1,120		1,107
Pool #AS9393, 4.000%, 4/1/47	129		131
Pool #MA3058, 4.000%, 7/1/47	99		100
Pool #MA3088, 4.000%, 8/1/47	793		801
Pool #MA3121, 4.000%, 9/1/47	291		294

			3,726

Non-Agency—10.8%
Agate Bay Mortgage Trust 2016-3, A5 144A, 3.500%, 8/25/46(2)(3)	245		242
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	435		447
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340		351

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	$319	$313
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33	3	3
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR - 5.850%) 3.796%, 6/25/33(2)	278	276
AMSR Trust 2016-SFR1, D 144A, , (1 month LIBOR + 2.400%) 4.558%, 11/17/33(2)(3)	335	336
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	96	96
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	84	84
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.989%, 7/25/35	298	305
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	137	141
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	275	278
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	130	131
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	215	216
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	147	149
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	147	146
Colony Starwood Homes Trust 2016-2A, C 144A, , (1 month LIBOR + 2.150%) 4.308%, 12/17/33(2)(3)	335	336
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	133	132
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	179	178
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	68	62
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A, 3.760%, 4/25/44(2)(3)	109	108
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	37	37
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	155	154
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.495%, 12/15/34(2)(3)	290	289

	PAR VALUE	VALUE
Non-Agency—(continued)
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	$160	$158
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	279	273
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	97	98
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.904%, 4/25/34(2)	118	118
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A 5.000%, 6/25/19	2	2
JPMorgan Chase Mortgage Trust
2005-A1, 4A1, 4.417%, 2/25/35(2)	10	11
2005-A4, 3A1, 4.150%, 7/25/35(2)	9	10
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	194	189
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	274	269
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	344	337
2017-5, A1 144A, 3.172%, 10/26/48(2)(3)	419	415
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	280	272
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	107	108
MASTR Specialized Loan Trust 2005-3, A2 144A, 5.704%, 11/25/35(3)	128	130
MetLife Securitization Trust 2017-1A, M1 144A, 3.659%, 4/25/55(2)(3)	150	147
Morgan Stanley—Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	127
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	242	241
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	200	199
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	173	172
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	288	292
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(3)	191	188
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	260	258
Pretium Mortgage Credit Partners I LLC
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	96	96
2017-NPL2, A1 144A, 3.250%, 3/28/57(3)	130	130
Progress Residential Trust
2018-SFR1, B 144A, 3.484%, 3/17/35(3)	270	265
2018-SFR2, B 144A, 3.841%, 8/17/35(3)	170	169
Residential Asset Mortgage Products Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2004-SL1, A8, 6.500%, 11/25/31	$19	$19
2005-SL2, A4, 7.500%, 2/25/32	149	137
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	210	216
RETL 2018-RVP, C 144A, , (1 month LIBOR + 2.050%) 4.208%, 3/15/33(2)(3)	171	172
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(2)	186	179
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 4.166%, 4/25/34(2)	122	123
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A, 3.192%, 5/25/37(2)(3)	61	61
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	255	251
2016-1, M1 144A, 3.500%, 2/25/55(2)(3)	135	132
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	130	128
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	315	311
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	135	132
2018-4, A1 144A, 3.000%, 6/25/58(2)(3)	272	263
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	855	820
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(3)	152	152
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(3)	318	316
Verus Securitization Trust 2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	201	198
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	150	146

		13,240
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,222)		16,966
ASSET-BACKED SECURITIES—7.4%
Automobiles—4.1%
American Credit Acceptance Receivables Trust 2018-1, C 144A, 3.550%, 4/10/24(3)	400	399
Capital Auto Receivables Asset Trust 2017-1, D 144A, 3.150%, 2/20/25(3)	340	336
CarNow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	325	327
CPS Auto Receivables Trust 2018-C, D 144A, 4.400%, 6/17/24(3)	310	310
DT Auto Owner Trust 2018-1A, C 144A, 3.470%, 12/15/23(3)	335	334

	PAR VALUE	VALUE
Automobiles—(continued)
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	$380	$382
2018-1A, C 144A, 3.030%, 1/17/23(3)	410	406
Flagship Credit Auto Trust
2014-1, E 144A, 5.710%, 8/16/21(3)	305	306
2016-3, D 144A, 3.890%, 11/15/22(3)	400	400
Foursight Capital Automobile Receivables Trust 2017-1, B 144A, 3.050%, 12/15/22(3)	320	316
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	405	402
2018-1A, B 144A, 3.520%, 8/15/23(3)	410	407
Hertz Vehicle Financing II LP 2016-4A, A 144A, 2.650%, 7/25/22(3)	405	393
Tesla Auto Lease Trust 2018-A, D 144A, 3.300%, 5/20/20(3)	340	338

		5,056

Other—3.2%
Arbys Funding LLC 2015-1A, A2 144A, 4.969%, 10/30/45(3)	360	362
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A, 3.240%, 12/20/23(3)	335	333
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	337	329
Diamond Resorts Owner Trust 2017-1A, A 144A, 3.270%, 10/22/29(3)	197	195
Drug Royalty II LP 2 2014-1, A2 144A, 3.484%, 7/15/23(3)	122	122
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	373	368
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(3)	325	325
OneMain Financial Issuance Trust 2018-1A, A 144A, 3.300%, 3/14/29(3)	335	332
Oportun Funding VIII LLC 2018-A, A 144A, 3.610%, 3/8/24(3)	335	331
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(3)	340	340
Taco Bell Funding LLC 2016-1A, A21 144A, 3.832%, 5/25/46(3)	330	330
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	258	259

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
Upstart Securitization Trust 2018-1, B 144A, 3.887%, 8/20/25(3)	$265	$264

		3,890

Student Loans—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A, 2.760%, 12/26/36(3)	123	121
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,107)		9,067
CORPORATE BONDS AND NOTES—47.3%
Consumer Discretionary—5.7%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	10	10
Beazer Homes USA, Inc.
6.750%, 3/15/25	100	93
5.875%, 10/15/27	170	145
Boyd Gaming Corp. 6.000%, 8/15/26	65	65
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	310	307
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(3)	215	205
Cequel Communications Holdings I LLC 144A, 7.500%, 4/1/28(3)	200	209
Charter Communications Operating LLC
4.500%, 2/1/24	190	191
4.908%, 7/23/25	340	345
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	65	65
Series A, 7.625%, 3/15/20	210	211
CSC Holdings LLC 144A, 5.375%, 2/1/28(3)	200	191
Delta Merger Sub, Inc. 144A, 6.000%, 9/15/26(3)	75	76
Discovery Communications LLC 3.950%, 3/20/28	325	309
DISH DBS Corp.
5.875%, 7/15/22	125	122
7.750%, 7/1/26	105	99
Dollar Tree, Inc. 4.000%, 5/15/25	189	185
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(3)	75	77
frontdoor, Inc. 144A, 6.750%, 8/15/26(3)	155	160
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	200	210
GLP Capital LP 5.250%, 6/1/25	185	188

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Graham Holdings Co. 144A, 5.750%, 6/1/26(3)	$285	$292
Hilton Domestic Operating Co., Inc. 144A, 5.125%, 5/1/26(3)	280	278
Horton (D.R.), Inc. 4.750%, 2/15/23	260	266
Lear Corp. 3.800%, 9/15/27	405	376
Lennar Corp. 4.750%, 11/29/27	230	221
M/I Homes, Inc. 5.625%, 8/1/25	180	169
Marriott Ownership Resorts, Inc. 144A, 6.500%, 9/15/26(3)	140	144
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(3)(19)	170	152
MDC Holdings, Inc. 5.500%, 1/15/24	245	244
Meredith Corp. 144A, 6.875%, 2/1/26(3)(19)	145	149
MGM Resorts International 5.750%, 6/15/25	240	240
Tenneco, Inc. 5.000%, 7/15/26	270	240
Vista Outdoor, Inc. 5.875%, 10/1/23	235	230
Weekley Homes LLC 6.625%, 8/15/25	215	205
William Lyon Homes, Inc. 6.000%, 9/1/23	285	275

		6,944

Consumer Staples—1.5%
Albertsons’s Cos LLC 5.750%, 3/15/25	125	112
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	210	204
Bacardi Ltd. 144A, 4.700%, 5/15/28(3)	320	318
BAT Capital Corp. 144A, 3.557%, 8/15/27(3)	275	256
CVS Health Corp. 4.300%, 3/25/28	390	386
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(3)	240	226
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(3)	295	289

		1,791

Energy—8.0%
Alta Mesa Holdings LP 7.875%, 12/15/24	135	128
American Midstream Partners LP 144A, 9.500%, 12/15/21(3)	105	105
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	196
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	235
Blue Racer Midstream LLC 144A, 6.625%, 7/15/26(3)	260	265
Bristow Group, Inc. 144A, 8.750%, 3/1/23(3)(19)	105	103
Callon Petroleum Co. 6.125%, 10/1/24	213	217

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	$260	$285
Cheniere Energy Partners LP 144A, 5.625%, 10/1/26(3)	125	126
Chesapeake Energy Corp. 8.000%, 6/15/27(19)	215	219
Citgo Holding, Inc. 144A, 10.750%, 2/15/20(3)	170	180
Continental Resources, Inc. 4.500%, 4/15/23	145	147
Denbury Resources, Inc.
144A, 9.250%, 3/31/22(3)	169	182
144A, 7.500%, 2/15/24(3)	125	129
Ecopetrol S.A. 5.375%, 6/26/26	345	355
Encana Corp. 8.125%, 9/15/30	155	198
Energy Transfer Equity LP 4.250%, 3/15/23	150	149
Energy Transfer Partners LP 5.000%, 10/1/22	425	440
EP Energy LLC
6.375%, 6/15/23	155	103
144A, 8.000%, 11/29/24(3)	160	161
144A, 7.750%, 5/15/26(3)	115	118
Geopark Ltd. 144A, 6.500%, 9/21/24(3)	270	271
HollyFrontier Corp. 5.875%, 4/1/26	360	384
Jagged Peak Energy LLC 144A, 5.875%, 5/1/26(3)	265	264
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(3)	395	396
Kinder Morgan, Inc. 7.750%, 1/15/32	400	505
MPLX LP 4.000%, 3/15/28	148	142
Nabors Industries, Inc.
5.500%, 1/15/23(19)	110	108
144A, 5.750%, 2/1/25(3)	125	120
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 6.72% interest, 1.00% capitalization, 144A, 7.720%, 12/1/26(3)(16)	393	112
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000% (3)(18)	60	1
Petrobras Global Finance BV
7.375%, 1/17/27	655	663
5.999%, 1/27/28	180	166
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(9)	650	142
Petroleos Mexicanos
6.500%, 6/2/41	220	206
6.375%, 1/23/45	185	171
Range Resources Corp. 4.875%, 5/15/25	115	109

	PAR VALUE	VALUE
Energy—(continued)
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(3)(19)	$120	$118
Seven Generations Energy Ltd. 144A, 5.375%, 9/30/25(3)	215	209
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	320	346
Sunoco LP
144A, 5.500%, 2/15/26(3)	70	68
144A, 5.875%, 3/15/28(3)	85	82
Targa Resources Partners LP 144A, 5.875%, 4/15/26(3)	215	222
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	85	92
6.800%, 3/15/38	70	61
USA Compression Partners LP 144A, 6.875%, 4/1/26(3)	215	222
Valero Energy Partners LP 4.500%, 3/15/28	325	319
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(3)	165	161
Weatherford International Ltd. 9.875%, 2/15/24	65	64

		9,765

Financials—12.9%
Acrisure LLC 144A, 7.000%, 11/15/25(3)	270	252
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	284
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150	150
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	365	376
Apollo Management Holdings LP 144A, 4.000%, 5/30/24(3)	440	437
Athene Holding Ltd. 4.125%, 1/12/28	325	303
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)	335	329
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	355	324
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A, 6.500%, 3/10/21(3)	425	444
144A, 5.125%, 1/18/33(3)	275	250
Banco de Credito e Inversiones 144A, 3.500%, 10/12/27(3)	415	379
Banco Internacional del Peru SAA Interbank 144A, 6.625%, 3/19/29(3)	120	130
Banco Santander Chile 144A, 3.875%, 9/20/22(3)	505	504
Bank of America Corp.
4.200%, 8/26/24	458	460

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
(3 month LIBOR + 0.770%) 3.111%, 2/5/26(2)	$200		$197
Bank of China Ltd. 144A, 5.000%, 11/13/24(3)	390		398
Bank of Montreal 3.803%, 12/15/32	326		305
Brighthouse Financial, Inc. 3.700%, 6/22/27	410		364
BrightSphere Investment Group plc 4.800%, 7/27/26	270		262
Capital One Financial Corp. 3.750%, 7/28/26	405		378
Development Bank of Kazakhstan JSC 144A, 8.950%, 5/4/23(3)(15)	85,000	KZT	229
Discover Bank 4.682%, 8/9/28	340		336
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)	440		441
E*TRADE Financial Corp. 4.500%, 6/20/28	400		400
Fairfax Financial Holdings Ltd. 144A, 4.850%, 4/17/28(3)	365		361
FS Investment Corp.
4.250%, 1/15/20	230		230
4.750%, 5/15/22	50		50
Goldman Sachs Group, Inc. (The) , (3 month LIBOR + 1.170%) 3.484%, 5/15/26(2)	510		510
Grupo de Inversiones Suramericana S.A. 144A, 5.500%, 4/29/26(3)	335		342
ICAHN Enterprises LP 6.375%, 12/15/25	270		271
Jefferies Financial Group, Inc. 5.500%, 10/18/23	250		259
Jefferies Group LLC
6.875%, 4/15/21	41		44
5.125%, 1/20/23	66		68
4.850%, 1/15/27	60		59
JPMorgan Chase & Co. 2.950%, 10/1/26	475		441
Liberty Mutual Insurance Co. 144A, 8.500%, 5/15/25(3)	25		30
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.388%, 4/20/67(2)(5)	365		335
Lloyds Bank plc 144A, 6.500%, 9/14/20(3)	600		629
Navient Corp.
7.250%, 9/25/23	60		64
6.750%, 6/25/25	165		166
Nuveen Finance LLC 144A, 4.125%, 11/1/24(3)	350		346
Prudential Financial, Inc. 5.875%, 9/15/42	280		296
Santander Holdings USA, Inc.
3.700%, 3/28/22	195		192
4.400%, 7/13/27	200		191

	PAR VALUE	VALUE
Financials—(continued)
Sberbank of Russia 144A, 5.500%, 2/26/24(3)(6)	$315	$313
Springleaf Finance Corp.
6.875%, 3/15/25	110	110
7.125%, 3/15/26	110	110
Synchrony Financial 3.950%, 12/1/27	645	584
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)	360	358
Tempo Acquisition LLC 144A, 6.750%, 6/1/25(3)	260	253
Toronto-Dominion Bank (The) 3.625%, 9/15/31	380	357
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(3)	205	178
Voya Financial, Inc. 5.650%, 5/15/53	240	242
Wells Fargo & Co. Series S 5.900% (18)	475	482

		15,803

Health Care—3.9%
Abbott Laboratories 3.750%, 11/30/26	405	404
Anthem, Inc. 3.650%, 12/1/27	90	85
Avantor, Inc.
144A, 6.000%, 10/1/24(3)	100	101
144A, 9.000%, 10/1/25(3)	250	258
Bausch Health Cos., Inc.
144A, 7.500%, 7/15/21(3)	50	51
144A, 6.500%, 3/15/22(3)	20	21
144A, 7.000%, 3/15/24(3)	30	32
144A, 5.500%, 11/1/25(3)	160	160
144A, 9.250%, 4/1/26(3)	90	97
Bayer US Finance II LLC 144A, 3.875%, 12/15/23(3)	395	392
Becton Dickinson & Co. 3.700%, 6/6/27	235	225
Centene Corp. 144A, 5.375%, 6/1/26(3)	75	77
Concordia International Corp. 8.000%, 9/6/24	41	40
DJO Finco, Inc. 144A, 8.125%, 6/15/21(3)	110	112
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A, 7.625%, 5/15/22(3)(13)	125	127
Endo Dac
144A, 6.000%, 7/15/23(3)	100	89
144A, 6.000%, 2/1/25(3)	190	164
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(3)	45	48
Halfmoon Parent, Inc.
144A, 4.125%, 11/15/25(3)	261	260

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
144A, 4.375%, 10/15/28(3)	$27	$27
HCA, Inc. 5.250%, 6/15/26	130	134
HLF Financing S.a.r.l. LLC 144A, 7.250%, 8/15/26(3)	250	254
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(3)	85	88
Mylan NV 3.950%, 6/15/26	335	317
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	215	224
144A, 6.750%, 7/1/25(3)	35	33
Tenet Healthcare Corp.
8.125%, 4/1/22	60	63
4.625%, 7/15/24	70	68
7.000%, 8/1/25(19)	180	178
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	210	175
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(3)	140	133
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	388

		4,825

Industrials—2.9%
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)	540	513
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	135	136
CNH Industrial N.V.
4.500%, 8/15/23	280	284
3.850%, 11/15/27	180	170
DP World Ltd. 144A, 6.850%, 7/2/37(3)	200	229
Garda World Security Corp. 144A, 8.750%, 5/15/25(3)	105	103
Hillman Group, Inc. (The) 144A, 6.375%, 7/15/22(3)	60	54
Masco Corp. 5.950%, 3/15/22	296	316
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(3)(19)	20	21
Oshkosh Corp. 4.600%, 5/15/28	424	419
Owens Corning 3.400%, 8/15/26	330	303
Pitney Bowes, Inc. 4.375%, 5/15/22	391	362
Topaz Marine S.A. 144A, 9.125%, 7/26/22(3)	200	205
TransDigm, Inc.
6.500%, 7/15/24	120	123
6.500%, 5/15/25	75	76

	PAR VALUE	VALUE
Industrials—(continued)
Wrangler Buyer Corp. 144A, 6.000%, 10/1/25(3)	$238	$231

		3,545

Information Technology—2.0%
Arrow Electronics, Inc. 3.875%, 1/12/28	340	317
Banff Merger Sub, Inc. 144A, 9.750%, 9/1/26(3)	35	36
Broadcom Corp.
3.000%, 1/15/22	105	102
3.625%, 1/15/24	260	252
CDK Global, Inc. 5.875%, 6/15/26	250	258
Citrix Systems, Inc. 4.500%, 12/1/27	320	308
Dell International LLC
144A, 5.450%, 6/15/23(3)	70	74
144A, 8.100%, 7/15/36(3)	140	168
Everi Payments, Inc. 144A, 7.500%, 12/15/25(3)	50	50
Exela Intermediate LLC 144A, 10.000%, 7/15/23(3)	170	181
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	50	48
144A, 6.625%, 2/15/25(3)	220	206
VMware, Inc.
2.950%, 8/21/22	217	209
3.900%, 8/21/27	230	217

		2,426

Materials—4.4%
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(3)	425	435
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)	435	401
ArcelorMittal 6.125%, 6/1/25	280	304
BHP Billiton Finance USA Ltd. 144A, 6.750%, 10/19/75(3)(5)	425	466
CRH America Finance, Inc. 144A, 3.400%, 5/9/27(3)	300	280
Equate Petrochemical BV 144A, 4.250%, 11/3/26(3)	340	334
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	136	126
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	170	168
Glencore Funding LLC 144A, 4.000%, 3/27/27(3)	390	366
Hexion, Inc. 6.625%, 4/15/20	135	127
Inversiones CMPC S.A. 144A, 4.375%, 5/15/23(3)	300	300
Kraton Polymers LLC 144A, 7.000%, 4/15/25(3)	155	159
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	90	87

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
144A, 5.000%, 5/1/25(3)	$225		$214
Platform Specialty Products Corp. 144A, 5.875%, 12/1/25(3)	200		197
PQ Corp. 144A, 5.750%, 12/15/25(3)	75		74
Rusal Capital Designated Activity Co. 144A, 5.125%, 2/2/22(3)	325		211
Schweitzer-Mauduit International, Inc. 144A, 6.875%, 10/1/26(3)	90		92
Severstal OAO Via Steel Capital S.A. 144A, 5.900%, 10/17/22(3)(6)	260		266
Syngenta Finance N.V. 144A, 4.441%, 4/24/23(3)	400		398
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	80		87
Trident Merger Sub, Inc. 144A, 6.625%, 11/1/25(3)	130		123
United States Steel Corp. 6.250%, 3/15/26	215		213

			5,428

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	130		127
4.500%, 6/1/27	205		196
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180		169
Hospitality Properties Trust
4.950%, 2/15/27	195		191
4.375%, 2/15/30	135		124
LifeStorage LP 3.875%, 12/15/27	135		127
MPT Operating Partnership LP
5.500%, 5/1/24	140		141
5.000%, 10/15/27	125		121
Physicians Realty LP 4.300%, 3/15/27	330		318
Select Income REIT 4.500%, 2/1/25	385		369
Welltower, Inc. 4.250%, 4/15/28	94		93
WP Carey, Inc. 4.600%, 4/1/24	345		348

			2,324

Telecommunication Services—2.7%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	98
AT&T, Inc.
5.250%, 3/1/37	65		65
4.800%, 6/15/44	265		244
5.650%, 2/15/47	135		138
Cincinnati Bell, Inc. 144A, 7.000%, 7/15/24(3)	275		252
Digicel Group Ltd. 144A, 8.250%, 9/30/20(3)	345		263
Frontier Communications Corp.

	PAR VALUE	VALUE
Telecommunication Services—(continued)
8.500%, 4/15/20	$110	$111
7.625%, 4/15/24	265	171
144A, 8.500%, 4/1/26(3)	110	104
Sprint Corp.
7.875%, 9/15/23	95	102
7.625%, 3/1/26	80	85
Sprint Spectrum Co. LLC
144A, 3.360%, 9/20/21(3)	150	149
144A, 5.152%, 3/20/28(3)	200	201
T-Mobile USA, Inc. 4.500%, 2/1/26	260	248
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(3)	200	188
Verizon Communications, Inc.
(3 month LIBOR + 1.100%) 3.414%, 5/15/25(2)	190	192
4.125%, 3/16/27	395	395
West Corp. 144A, 8.500%, 10/15/25(3)	65	60
Windstream Services LLC
144A, 10.500%, 6/30/24(3)	140	119
144A, 8.625%, 10/31/25(3)	175	168

		3,353

Utilities—1.4%
Enel Finance International NV 144A, 4.625%, 9/14/25(3)	280	274
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(3)	250	240
Exelon Corp. 3.497%, 6/1/22	540	531
Ferrellgas Partners LP 8.625%, 6/15/20	50	48
Perusahaan Listrik Negara PT 144A, 4.125%, 5/15/27(3)	390	365
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	190	177
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(14)	396	—
Texas Competitive Electric Holdings Co. 144A, 0.000%, 10/1/20(3)(14)	465	—	(12)
Vistra Operations Co., LLC 144A, 5.500%, 9/1/26(3)	40	40

		1,675
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,351)		57,879

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(2)—11.0%
Aerospace—0.2%
TransDigm, Inc.
Tranche F, (1 month LIBOR + 2.500%) 4.742%, 6/9/23	$202	$202
Tranche G, (1 month LIBOR + 2.500%) 4.742%, 8/22/24	30	30
Tranche E, (1 month LIBOR + 2.500%) 4.742%, 5/30/25	55	55

		287

Chemicals—0.1%
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.886%, 2/14/24	146	147

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.250%, 9/29/24	188	180

Consumer Non-Durables—0.6%
American Greetings Corp. , (1 month LIBOR + 4.500%) 6.742%, 4/6/24	245	245
Herbalife Nutrition Ltd. Tranche B , (1 month LIBOR + 3.250%) 5.492%, 8/18/25	55	56
Kronos Acquisition Intermediate, Inc. , (1 month LIBOR + 4.000%) 6.242%, 5/15/23	121	121
Parfums Holdings Co., Inc. First Lien , (2 month LIBOR + 4.250%) 6.529%, 6/30/24	143	144
Rodan & Fields LLC , (1 month LIBOR + 3.500%) 6.079%, 6/16/25	155	156

		722

Energy—0.6%
California Resources Corp. , (1 month LIBOR + 10.375%) 12.617%, 12/31/21	190	211
Lotus Midstream LLC Tranche B , (3 month LIBOR + 3.250%) 0.000%, 9/26/25(7)	45	45
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 5.492%, 10/30/24	189	187
Paragon Offshore Finance Co. , (3 month LIBOR + 3.250%) 0.000%, 9/29/25(7)	15	15
(1 month PRIME + 0.000%) 5.250%, 7/16/21(9)(14)	1	—

	PAR VALUE	VALUE
Energy—(continued)
Seadrill Operating LP , (3 month LIBOR + 6.000%) 8.386%, 2/21/21	$162	$153
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 6.600%, 9/27/24	125	126

		737

Financial—0.8%
Asurion LLC Tranche B-2 , (1 month LIBOR + 6.500%) 8.742%, 8/4/25	110	113
Blackhawk Network Holdings, Inc. First Lien , (3 month LIBOR + 3.000%) 5.386%, 6/15/25	170	171
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 8.242%, 6/30/22	220	208
Financial & Risk US Holdings, Inc. , (3 month LIBOR + 3.750%) 0.000%, 10/1/25(7)	185	184
FinCo I LLC 2018 Replacement , (1 month LIBOR + 2.000%) 4.242%, 12/27/22	67	67
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.648%, 3/7/23	20	20
iStar, Inc. , (1 month LIBOR + 2.750%) 4.893%, 6/28/23	219	219

		982

Food and Drug—0.2%
Albertson’s LLC Tranche B-4 , (1 month LIBOR + 2.750%) 4.992%, 8/25/21	225	226

Food / Tobacco—0.0%
H-Food Holdings, LLC , (1 month LIBOR + 3.000%) 5.242%, 5/23/25	35	35

Forest Prod/Containers—0.1%
Spectrum Holdings III Corp. First Lien , (1 month LIBOR + 3.250%) 5.492%, 1/31/25	81	81

Gaming/Leisure—0.7%
Affinity Gaming , (1 month LIBOR + 3.250%) 5.492%, 7/1/23	355	353
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 0.000%, 4/29/24(7)	172	171
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 5.018%, 8/14/24	129	129
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.500%, 8/18/23	174	175

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
Wyndham Hotels & Resorts, Inc. Tranche B , (1 month LIBOR + 1.750%) 3.992%, 5/30/25	$55	$55

		883

Healthcare—0.8%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 8.465%, 1/16/23	42	39
AHP Health Partners, Inc. , (1 month LIBOR + 4.500%) 6.742%, 6/30/25	190	192
Auris LuxCo Tranche B , (3 month LIBOR + 3.750%) 0.000%, 7/24/25(7)	20	20
Bausch Health Cos., Inc. , (1 month LIBOR + 3.000%) 5.104%, 6/2/25	39	39
CCS-CMGC Holdings, Inc. , (3 month LIBOR + 5.500%) 0.000%, 9/25/25(7)	130	130
CHG Healthcare Services, Inc. First Lien , (3 month LIBOR + 3.000%) 5.292%, 6/7/23	55	55
Envision Healthcare Corp. , (3 month LIBOR + 3.750%) 0.000%, 10/10/25(7)	207	205
Ortho-Clinical Diagnostics, Inc. , (1 month LIBOR + 3.250%) 5.492%, 6/30/25	193	194
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 0.000%, 12/30/22(7)	125	122

		996

Housing—0.3%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.466%, 10/25/23	121	122
Capital Automotive LP Tranche B , (1 month LIBOR + 6.000%) 8.250%, 3/24/25	61	62
CPG International LLC , (3 month LIBOR + 3.750%) 6.251%, 5/5/24	192	194

		378

Information Technology—1.4%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 9.386%, 9/19/25	25	25
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 10/2/25(7)	255	257
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.343%, 11/1/23	318	320

	PAR VALUE	VALUE
Information Technology—(continued)
Second Lien, (3 month LIBOR + 8.250%) 10.593%, 11/1/24	$84	$86
Renaissance Holding Corp. First Lien , (1 month LIBOR + 3.250%) 5.492%, 5/30/25	259	259
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.250%) 4.492%, 4/16/25	349	349
Tranche B-4, (1 month LIBOR + 2.250%) 4.492%, 4/16/25	135	135
Vertafore, Inc. First Lien , (1 month LIBOR + 3.250%) 5.492%, 7/2/25	230	231

		1,662

Manufacturing—0.8%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.000%) 5.242%, 8/18/24	246	247
Altra Industrial Motion Corp. , (3 month LIBOR + 2.000%) 0.000%, 10/1/25(7)	35	35
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.839%, 8/17/22	358	237
Deliver Buyer, Inc. , (3 month LIBOR + 5.000%) 7.313%, 5/1/24	109	110
Filtration Group Corp. , (1 month LIBOR + 3.000%) 5.242%, 3/29/25	194	195
Hillman Group, Inc. (The) , (1 month LIBOR + 3.500%) 5.742%, 5/30/25	135	133

		957

Media/Telecom—Cable/Wireless Video—0.3%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.492%, 7/28/25	194	194
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.408%, 8/15/26	195	194

		388

Media/Telecom—Diversified Media—0.1%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.742%, 2/28/25	144	144

Media/Telecom—Telecommunications—0.6%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.992%, 1/31/25	173	172
Securus Technologies Holdings, Inc.
(3 month LIBOR + 4.500%) 0.000%, 11/1/24(7)	52	52

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media/Telecom—Telecommunications—(continued)
First Lien, (1 month LIBOR + 4.500%) 6.742%, 11/1/24	$122	$122
Second Lien, (1 month LIBOR + 8.250%) 10.492%, 11/1/25	150	150
TDC A/S Tranche B-2 , (3 month LIBOR + 3.500%) 5.839%, 6/4/25	85	85
West Corp. Tranche B-1 , (1 month LIBOR + 3.500%) 5.742%, 10/10/24	90	89

		670

Media/Telecom —Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B , (3 month LIBOR + 3.250%) 5.570%, 5/27/24	25	23

Metals/Minerals—0.5%
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 7.300%, 3/18/24	128	128
Covia Holdings Corp. , (1 month LIBOR + 3.750%) 6.136%, 6/1/25	195	184
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.742%, 2/12/25	281	283

		595

Retail—0.1%
Neiman Marcus Group Ltd. LLC , (1 month LIBOR + 3.250%) 5.370%, 10/25/20	164	152

Service—1.9%
Advantage Sales & Marketing, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.492%, 7/23/21	173	159
Carlisle Food Service Products, Inc.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 3/20/25(17)	4	4
First Lien, (1 month LIBOR + 3.000%) 5.212%, 3/20/25	16	16
Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 5.742%, 6/30/24	254	252
Laureate Education, Inc. , (1 month LIBOR + 3.500%) 5.742%, 4/26/24	118	118
NAB Holdings LLC 2018 Refinancing , (3 month LIBOR + 3.000%) 5.386%, 7/1/24	238	235
One Call Corp. First Lien , (1 month LIBOR + 5.250%) 7.384%, 11/27/22	161	152
Pearl Intermediate Parent LLC

	PAR VALUE		VALUE
Service—(continued)
First Lien, (3 month LIBOR + 1.000%) 2.957%, 2/14/25(17)	$42		$42
First Lien, (1 month LIBOR + 2.750%) 4.915%, 2/14/25	142		141
PI UK Holdco II Ltd. Tranche B-1 , (1 month LIBOR + 3.500%) 5.742%, 1/3/25	348		347
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.242%, 11/8/24	274		277
Sedgwick Claims Management Services, Inc. Second Lien , (1 month LIBOR + 5.750%) 8.027%, 2/28/22	280		280
St. George’s University Scholastic Services LLC
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(17)	30		30
(1 month LIBOR + 3.500%) 5.750%, 7/17/25	95		96
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 6.000%, 2/1/23	172		173

			2,322

Utility—0.7%
APLP Holdings LP , (1 month LIBOR + 3.000%) 5.242%, 4/13/23	225		226
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien , (1 month LIBOR + 3.750%) 5.992%, 8/1/25	220		223
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 6.242%, 4/15/24	123		123
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.242%, 8/4/23	147		147
(1 month LIBOR + 2.000%) 4.200%, 12/31/25	145		145

			864
TOTAL LEVERAGED LOANS (Identified Cost $13,521)			13,431
	SHARES
PREFERRED STOCKS—2.6%
Financials—2.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290	(8)	296
Huntington Bancshares, Inc. Series E, 5.700%	225	(8)	223
JPMorgan Chase & Co. Series Z, 5.300%	70	(8)	72
KeyCorp Series D, 5.000%	535	(8)	524

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
M&T Bank Corp. Series F, 5.125%	355	(8)	$358
MetLife, Inc. Series D, 5.875%	173	(8)	177
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405	(8)	404
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405	(8)	403

			2,457

Industrials—0.6%
General Electric Co. Series D, 5.000%	792	(8)	772
TOTAL PREFERRED STOCKS (Identified Cost $3,175)			3,229
COMMON STOCKS—0.1%
Consumer Discretionary—0.0%
Mark IV Industries(15)	828		29

Energy—0.1%
Frontera Energy Corp.(1)	2,618		37
TOTAL COMMON STOCKS (Identified Cost $53)			66
EXCHANGE-TRADED FUND—0.9%
iShares iBoxx High Yield Corporate Bond Index Fund(11)(19)	12,079		1,044
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,041)			1,044
AFFILIATED MUTUAL FUND—2.4%
Virtus Newfleet Credit Opportunities Fund Class R6(11)	310,156		2,999
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)			2,999
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(15)	7,753		6
TOTAL RIGHTS (Identified Cost $7)			6
TOTAL LONG-TERM INVESTMENTS—98.5% (Identified Cost $123,586)			120,445	(10)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.7%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.950%)(11)(20)	2,117,324	$2,117
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,117)		2,117
TOTAL INVESTMENTS—100.2% (Identified Cost $125,703)		122,562
Other assets and liabilities, net—(0.2)%		(261)

NET ASSETS—100.0%		$122,301

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $50,702 or 41.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	This loan will settle after September 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Amount is less than $500.
(13)	100% of the income received was in cash.
(14)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(15)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(16)	87% of the income received was in cash and 13% in PIK.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

(17)	Represents the unfunded portion of security and commitment fee earned on this portion.
(18)	No contractual maturity date.
(19)	All or a portion of security is on loan.
(20)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Country Weightings †
United States	77%
Canada	3
Netherlands	2
Mexico	2
United Kingdom	1
Chile	1
Indonesia	1
Other	13
Total	100%

† % of total investments as of September 30, 2018.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,067	$—	$9,067	$—
Corporate Bonds And Notes	57,879	—	57,650	229
Foreign Government Securities	9,023	—	9,023	—
Leveraged Loans	13,431	—	13,431	—	*
Mortgage-Backed Securities	16,966	—	16,966	—
Municipal Bonds	817	—	817	—
U.S. Government Securities	5,918	—	5,918	—
Equity Securities:
Common Stocks	66	37	—	29
Preferred Stocks	3,229	—	3,229	—
Rights	6	—	—	6
Securities Lending Collateral	2,117	2,117	—	—
Exchange-Traded Fund	1,044	1,044	—	—
Affiliated Mutual Fund	2,999	2,999	—	—
Total Investments	$122,562	$6,197	$116,101	$264

*Amount is less than $500.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2018.

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%
Consumer Discretionary—13.1%
Advance Auto Parts, Inc.	315	$53
Amazon.com, Inc.(1)(3)	1,716	3,437
Aptiv plc	1,128	95
AutoZone, Inc.(1)	114	88
Best Buy Co., Inc.	1,051	83
Booking Holdings, Inc.(1)(3)	205	407
BorgWarner, Inc.	841	36
CarMax, Inc.(1)	759	57
Carnival Corp.	1,730	110
CBS Corp. Class B	1,455	84
Charter Communications, Inc. Class A(1)	789	257
Chipotle Mexican Grill, Inc.(1)	104	47
Comcast Corp. Class A(3)	19,565	693
Darden Restaurants, Inc.	527	59
Discovery, Inc. Class A(1)	665	21
Discovery, Inc. Class C(1)	1,455	43
DISH Network Corp. Class A(1)	975	35
Dollar General Corp.	1,083	118
Dollar Tree, Inc.(1)	1,013	83
Expedia Group, Inc.	515	67
Foot Locker, Inc.	503	26
Ford Motor Co.(3)	16,676	154
Gap, Inc. (The)	924	27
Garmin Ltd.	474	33
General Motors Co.(3)	5,405	182
Genuine Parts Co.	625	62
Goodyear Tire & Rubber Co. (The)	1,022	24
H&R Block, Inc.	891	23
Hanesbrands, Inc.	1,535	28
Harley-Davidson, Inc.	715	32
Hasbro, Inc.	484	51
Hilton Worldwide Holdings, Inc.	1,190	96
Home Depot, Inc. (The)(3)	4,915	1,018
Horton (D.R.), Inc.	1,463	62
Interpublic Group of Cos., Inc. (The)	1,643	38
Kohl’s Corp.	717	53
L Brands, Inc.	1,033	31
Leggett & Platt, Inc.	559	24
Lennar Corp. Class A	1,166	54
LKQ Corp.(1)	1,320	42
Lowe’s Cos., Inc.(3)	3,502	402

	SHARES	VALUE
Consumer Discretionary—(continued)
Macy’s, Inc.	1,305	$45
Marriott International, Inc. Class A	1,265	167
Mattel, Inc.(1)	1,466	23
McDonald’s Corp.(3)	3,345	560
MGM Resorts International	2,135	60
Michael Kors Holdings Ltd.(1)	639	44
Mohawk Industries, Inc.(1)	270	47
Netflix, Inc.(1)	1,852	693
Newell Brands, Inc.	2,069	42
News Corp. Class A	1,633	21
News Corp. Class B	519	7
NIKE, Inc. Class B(3)	5,465	463
Nordstrom, Inc.	500	30
Norwegian Cruise Line Holdings Ltd.(1)	881	51
O’Reilly Automotive, Inc.(1)	349	121
Omnicom Group, Inc.	968	66
PulteGroup, Inc.	1,123	28
PVH Corp.	328	47
Ralph Lauren Corp.	237	33
Ross Stores, Inc.	1,613	160
Royal Caribbean Cruises Ltd.	722	94
Starbucks Corp.(3)	5,880	334
Tapestry, Inc.	1,226	62
Target Corp.(3)	2,271	200
Tiffany & Co.	434	56
TJX Cos., Inc. (The)	2,672	299
Tractor Supply Co.	520	47
TripAdvisor, Inc.(1)	457	23
Twenty-First Century Fox, Inc. Class A(3)	4,491	208
Twenty-First Century Fox, Inc. Class B(3)	1,871	86
Ulta Beauty, Inc.(1)	244	69
Under Armour, Inc. Class A(1)	792	17
Under Armour, Inc. Class C(1)	802	16
VF Corp.	1,395	130
Viacom, Inc. Class B	1,504	51
Walt Disney Co. (The)(3)	6,334	741
Whirlpool Corp.	275	33
Wynn Resorts Ltd.	361	46
Yum! Brands, Inc.	1,377	125

		13,680

Consumer Staples—6.7%
Altria Group, Inc.(3)	7,786	470

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Archer-Daniels-Midland Co.	2,404	$121
Brown-Forman Corp. Class B	1,126	57
Campbell Soup Co.	827	30
Church & Dwight Co., Inc.	1,052	62
Clorox Co. (The)	557	84
Coca-Cola Co. (The)(3)	16,320	754
Colgate-Palmolive Co.(3)	3,751	251
Conagra Brands, Inc.	1,692	57
Constellation Brands, Inc. Class A	722	156
Costco Wholesale Corp.(3)	1,831	430
Coty, Inc. Class A	2,033	26
Estee Lauder Cos., Inc. (The) Class A	963	140
General Mills, Inc.	2,549	109
Hershey Co. (The)	601	61
Hormel Foods Corp.	1,161	46
J.M. Smucker Co. (The)	488	50
Kellogg Co.	1,074	75
Kimberly-Clark Corp.	1,502	171
Kraft Heinz Co.(The)(3)	2,569	142
Kroger Co. (The)	3,495	102
McCormick & Co., Inc.	521	69
Molson Coors Brewing Co. Class B	796	49
Mondelez International, Inc. Class A(3)	6,342	272
Monster Beverage Corp.(1)	1,766	103
PepsiCo, Inc.(3)	6,042	675
Philip Morris International, Inc.(3)	6,624	540
Procter & Gamble Co. (The)(3)	10,716	892
Sysco Corp.	2,061	151
Tyson Foods, Inc. Class A	1,280	76
Walgreens Boots Alliance, Inc.(3)	3,667	267
Walmart, Inc.(3)	6,165	579

		7,067

Energy—5.4%
Anadarko Petroleum Corp.	1,978	133
Andeavor	534	82
Apache Corp.	1,468	70
Baker Hughes a GE Co.	1,599	54
Cabot Oil & Gas Corp.	1,734	39
Chevron Corp.(3)	7,339	898
Cimarex Energy Co.	366	34
Concho Resources, Inc.(1)	730	112
ConocoPhillips(3)	4,493	348

	SHARES	VALUE
Energy—(continued)
Devon Energy Corp.	2,010	$80
EOG Resources, Inc.	2,223	284
EQT Corp.	969	43
Exxon Mobil Corp.(3)	16,259	1,382
Halliburton Co.(3)	3,364	136
Helmerich & Payne, Inc.	418	29
Hess Corp.	1,006	72
HollyFrontier Corp.	678	47
Kinder Morgan, Inc.(3)	7,286	129
Marathon Oil Corp.	3,277	76
Marathon Petroleum Corp.	1,774	142
National Oilwell Varco, Inc.	1,467	63
Newfield Exploration Co.(1)	767	22
Noble Energy, Inc.	1,860	58
Occidental Petroleum Corp.(3)	2,941	242
ONEOK, Inc.	1,579	107
Phillips 66	1,612	182
Pioneer Natural Resources Co.	654	114
Schlumberger Ltd.(3)	5,319	324
TechnipFMC plc	1,667	52
Valero Energy Corp.	1,655	188
Williams Cos., Inc. (The)	4,553	124

		5,666

Financials—12.1%
Affiliated Managers Group, Inc.	209	29
Aflac, Inc.	2,973	140
Allstate Corp. (The)(3)	1,350	133
American Express Co.(3)	2,742	292
American International Group, Inc.(3)	3,447	183
Ameriprise Financial, Inc.	555	82
AON plc	939	144
Assurant, Inc.	204	22
Bank of America Corp.(3)	36,213	1,067
Bank of New York Mellon Corp. (The)(3)	3,881	198
BB&T Corp.	2,994	145
Berkshire Hathaway, Inc. Class B(1)(3)	7,392	1,583
BlackRock, Inc.(3)	474	223
Brighthouse Financial, Inc.(1)(3)	460	20
Capital One Financial Corp.(3)	1,868	177
Cboe Global Markets, Inc.	432	41
Charles Schwab Corp. (The)	4,611	227
Chubb Ltd.	1,789	239

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Cincinnati Financial Corp.	574	$44
Citigroup, Inc.(3)	9,793	703
Citizens Financial Group, Inc.	1,862	72
CME Group, Inc.	1,308	223
Comerica, Inc.	660	60
Discover Financial Services	1,340	102
E*TRADE Financial Corp.(1)	1,013	53
Everest Re Group Ltd.	157	36
Fifth Third Bancorp	2,633	73
Franklin Resources, Inc.	1,224	37
Gallagher (Arthur J.) & Co.	700	52
Goldman Sachs Group, Inc. (The)(3)	1,349	302
Hartford Financial Services Group, Inc. (The)	1,375	69
Huntington Bancshares, Inc.	4,244	63
Intercontinental Exchange, Inc.	2,224	167
Invesco Ltd.	1,577	36
Jefferies Financial Group, Inc.	1,164	26
JPMorgan Chase & Co.(3)	13,075	1,475
KeyCorp	4,077	81
Lincoln National Corp.	840	57
Loews Corp.	1,006	51
M&T Bank Corp.	558	92
Marsh & McLennan Cos., Inc.	1,949	161
MetLife, Inc.(3)	3,904	182
Moody’s Corp.	641	107
Morgan Stanley(3)	5,235	244
MSCI, Inc.	342	61
Nasdaq, Inc.	449	39
Northern Trust Corp.	812	83
People’s United Financial, Inc.	1,336	23
PNC Financial Services Group, Inc. (The)	1,803	246
Principal Financial Group, Inc.	1,023	60
Progressive Corp. (The)	2,237	159
Prudential Financial, Inc.	1,613	163
Raymond James Financial, Inc.	499	46
Regions Financial Corp.	4,313	79
S&P Global, Inc.	965	189
State Street Corp.	1,403	118
SunTrust Banks, Inc.	1,785	119
SVB Financial Group(1)	203	63
Synchrony Financial	2,725	85
T. Rowe Price Group, Inc.	930	102
Torchmark Corp.	406	35

	SHARES	VALUE
Financials—(continued)
Travelers Cos., Inc. (The)	1,038	$135
U.S. Bancorp(3)	5,992	316
Unum Group	849	33
Wells Fargo & Co.(3)	16,842	885
Willis Towers Watson plc	506	71
Zions Bancorp NA	757	38

		12,661

Health Care—15.0%
Abbott Laboratories(3)	7,474	548
AbbVie, Inc.(3)	6,461	611
ABIOMED, Inc.(1)	180	81
Aetna, Inc.	1,394	283
Agilent Technologies, Inc.	1,364	96
Alexion Pharmaceuticals, Inc.(1)	949	132
Align Technology, Inc.(1)	308	120
Allergan plc(3)	1,445	275
AmerisourceBergen Corp.	693	64
Amgen, Inc.(3)	2,839	588
Anthem, Inc.	1,088	298
Baxter International, Inc.	2,100	162
Becton, Dickinson & Co.	1,139	297
Biogen, Inc.(1)(3)	900	318
Boston Scientific Corp.(1)	5,882	226
Bristol-Myers Squibb Co.(3)	6,968	433
Cardinal Health, Inc.	1,324	71
Celgene Corp.(1)(3)	3,013	270
Centene Corp.(1)	875	127
Cerner Corp.(1)	1,344	87
Cigna Corp.	1,037	216
Cooper Cos., Inc. (The)	209	58
CVS Health Corp.(3)	4,334	341
Danaher Corp.(3)	2,621	285
DaVita, Inc.(1)	595	43
DENTSPLY SIRONA, Inc.	970	37
Edwards Lifesciences Corp.(1)	899	156
Eli Lilly & Co.(3)	4,072	437
Envision Healthcare Corp.(1)	516	24
Express Scripts Holding Co.(1)	2,395	228
Gilead Sciences, Inc.(3)	5,543	428
HCA Healthcare, Inc.	1,191	166
Henry Schein, Inc.(1)	657	56
Hologic, Inc.(1)	1,164	48

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Humana, Inc.	587	$199
IDEXX Laboratories, Inc.(1)	370	92
Illumina, Inc.(1)	627	230
Incyte Corp.(1)	750	52
Intuitive Surgical, Inc.(1)	483	277
IQVIA Holdings, Inc.(1)	690	89
Johnson & Johnson(3)	11,434	1,580
Laboratory Corp. of America Holdings(1)	436	76
McKesson Corp.	861	114
Medtronic plc(3)	5,773	568
Merck & Co., Inc.(3)	11,469	814
Mettler-Toledo International, Inc.(1)	108	66
Mylan NV(1)	2,198	80
Nektar Therapeutics(1)	687	42
PerkinElmer, Inc.	472	46
Perrigo Co., plc	549	39
Pfizer, Inc.(3)	24,938	1,099
Quest Diagnostics, Inc.	579	62
Regeneron Pharmaceuticals, Inc.(1)	330	133
ResMed, Inc.	609	70
Stryker Corp.	1,370	243
Thermo Fisher Scientific, Inc.	1,715	419
UnitedHealth Group, Inc.(3)	4,097	1,090
Universal Health Services, Inc. Class B	372	48
Varian Medical Systems, Inc.(1)	390	44
Vertex Pharmaceuticals, Inc.(1)	1,086	209
Waters Corp.(1)	334	65
Zimmer Biomet Holdings, Inc.	867	114
Zoetis, Inc.	2,063	189

		15,759

Industrials—8.8%
3M Co.(3)	2,280	480
A.O. Smith Corp.	557	30
Alaska Air Group, Inc.	473	33
Allegion plc	365	33
American Airlines Group, Inc.	1,600	66
AMETEK, Inc.	889	70
Arconic, Inc.	1,632	36
Boeing Co. (The)(3)	2,103	782
Caterpillar, Inc.(3)	2,296	350
Cintas Corp.	332	66
Copart, Inc.(1)	776	40

	SHARES	VALUE
Industrials—(continued)
CSX Corp.	3,362	$249
Cummins, Inc.	595	87
Deere & Co.	1,245	187
Delta Air Lines, Inc.	2,478	143
Dover Corp.	594	53
Eaton Corp. plc	1,679	146
Emerson Electric Co.(3)	2,420	185
Equifax, Inc.	462	60
Expeditors International of Washington, Inc.	671	49
Fastenal Co.	1,105	64
FedEx Corp.(3)	944	227
Flowserve Corp.	502	28
Fluor Corp.	540	31
Fortive Corp.	1,178	99
Fortune Brands Home & Security, Inc.	560	29
General Dynamics Corp.(3)	1,061	217
General Electric Co.(3)	33,354	377
Harris Corp.	456	77
Honeywell International, Inc.(3)	2,868	477
Hunt (JB) Transport Services, Inc.	329	39
Huntington Ingalls Industries, Inc.	171	44
IHS Markit Ltd.(1)	1,368	74
Illinois Tool Works, Inc.	1,171	165
Ingersoll-Rand plc	952	97
Jacobs Engineering Group, Inc.	463	35
Johnson Controls International plc	3,557	125
Kansas City Southern	394	45
L3 Technologies, Inc.	301	64
Lockheed Martin Corp.(3)	954	330
Masco Corp.	1,192	44
Nielsen Holdings plc	1,286	36
Norfolk Southern Corp.	1,085	196
Northrop Grumman Corp.	670	213
PACCAR, Inc.	1,351	92
Parker-Hannifin Corp.	511	94
Pentair plc	623	27
Quanta Services, Inc.(1)	575	19
Raytheon Co.(3)	1,103	228
Republic Services, Inc.	856	62
Robert Half International, Inc.	475	33
Robinson (C.H.) Worldwide, Inc.	535	52
Rockwell Automation, Inc.	482	90
Rockwell Collins, Inc.	631	89

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	396	$117
Snap-on, Inc.	217	40
Southwest Airlines Co.	2,048	128
Stanley Black & Decker, Inc.	593	87
Stericycle, Inc.(1)	329	19
Textron, Inc.	983	70
TransDigm Group, Inc.(1)	187	70
Union Pacific Corp.(3)	2,978	485
United Continental Holdings, Inc.(1)	905	81
United Parcel Service, Inc. Class B(3)	2,648	309
United Rentals, Inc.(1)	321	53
United Technologies Corp.(3)	2,857	400
Verisk Analytics, Inc.(1)	597	72
W.W. Grainger, Inc.	196	70
Waste Management, Inc.	1,528	138
Xylem, Inc.	691	55

		9,258

Information Technology—26.3%
Accenture plc Class A(3)	2,721	463
Activision Blizzard, Inc.	3,221	268
Adobe Systems, Inc.(1)	2,084	563
Advanced Micro Devices, Inc.(1)	3,486	108
Akamai Technologies, Inc.(1)	722	53
Alliance Data Systems Corp.	204	48
Alphabet, Inc. Class A(1)(3)	1,264	1,526
Alphabet, Inc. Class C(1)(3)	1,285	1,534
Amphenol Corp. Class A	1,275	120
Analog Devices, Inc.	1,569	145
ANSYS, Inc.(1)	355	66
Apple, Inc.(3)	20,797	4,695
Applied Materials, Inc.	4,265	165
Arista Networks, Inc.(1)	201	53
Autodesk, Inc.(1)	927	145
Automatic Data Processing, Inc.	1,864	281
Broadcom, Inc.	1,699	419
Broadridge Financial Solutions, Inc.	501	66
CA, Inc.	1,322	58
Cadence Design Systems, Inc.(1)	1,193	54
Cisco Systems, Inc.(3)	19,899	968
Citrix Systems, Inc.(1)	545	61
Cognizant Technology Solutions Corp. Class A	2,479	191
Corning, Inc.	3,513	124

	SHARES	VALUE
Information Technology—(continued)
DXC Technology Co.	1,205	$113
eBay, Inc.(1)	3,911	129
Electronic Arts, Inc.(1)	1,298	156
F5 Networks, Inc.(1)	259	52
Facebook, Inc. Class A(1)(3)	10,149	1,669
Fidelity National Information Services, Inc.	1,401	153
Fiserv, Inc.(1)	1,732	143
FleetCor Technologies, Inc.(1)	379	86
FLIR Systems, Inc.	581	36
Gartner, Inc.(1)	386	61
Global Payments, Inc.	675	86
Hewlett Packard Enterprise Co.	6,461	105
HP, Inc.	6,945	179
Intel Corp.(3)	19,717	932
International Business Machines Corp.(3)	3,612	546
Intuit, Inc.	1,031	234
IPG Photonics Corp.(1)	159	25
Juniper Networks, Inc.	1,477	44
KLA-Tencor Corp.	660	67
Lam Research Corp.	694	105
Mastercard, Inc. Class A(3)	3,879	864
Microchip Technology, Inc.	994	78
Micron Technology, Inc.(1)	4,907	222
Microsoft Corp.(3)	32,509	3,718
Motorola Solutions, Inc.	686	89
NetApp, Inc.	1,134	97
NVIDIA Corp.	2,568	722
Oracle Corp.(3)	12,609	650
Paychex, Inc.	1,353	100
PayPal Holdings, Inc.(1)(3)	4,723	415
Qorvo, Inc.(1)	535	41
QUALCOMM, Inc.(3)	5,951	429
Red Hat, Inc.(1)	752	103
salesforce.com, Inc.(1)	2,984	475
Seagate Technology plc	1,215	58
Skyworks Solutions, Inc.	770	70
Symantec Corp.	2,630	56
Synopsys, Inc.(1)	630	62
Take-Two Interactive Software, Inc.(1)	484	67
TE Connectivity Ltd.	1,481	130
Texas Instruments, Inc.(3)	4,142	444
Total System Services, Inc.	702	69
Twitter, Inc.(1)	2,771	79

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
VeriSign, Inc.(1)	406	$65
Visa, Inc. Class A(3)	7,558	1,134
Western Digital Corp.	1,266	74
Western Union Co. (The)	1,949	37
Xerox Corp.	905	24
Xilinx, Inc.	1,072	86

		27,553

Materials—2.2%
Air Products & Chemicals, Inc.	842	141
Albemarle Corp.	425	42
Avery Dennison Corp.	338	37
Ball Corp.	1,341	59
CF Industries Holdings, Inc.	896	49
DowDuPont, Inc.(3)	8,913	573
Eastman Chemical Co.	548	52
Ecolab, Inc.	1,000	157
FMC Corp.	517	45
Freeport-McMoRan, Inc.	5,174	72
International Flavors & Fragrances, Inc.	303	42
International Paper Co.	1,590	78
LyondellBasell Industries N.V. Class A	1,235	127
Martin Marietta Materials, Inc.	242	44
Mosaic Co. (The)	1,347	44
Newmont Mining Corp.	2,049	62
Nucor Corp.	1,222	78
Packaging Corp. of America	362	40
PPG Industries, Inc.	957	104
Praxair, Inc.	1,104	177
Sealed Air Corp.	619	25
Sherwin-Williams Co. (The)	316	144
Vulcan Materials Co.	508	56
WestRock Co.	985	53

		2,301

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	439	55
American Tower Corp.	1,882	273
Apartment Investment & Management Co. Class A	670	29
AvalonBay Communities, Inc.	589	107
Boston Properties, Inc.	658	81
CBRE Group, Inc. Class A(1)	1,288	57
Crown Castle International Corp.	1,768	197

	SHARES	VALUE
Real Estate—(continued)
Digital Realty Trust, Inc.	878	$99
Duke Realty Corp.	1,521	43
Equinix, Inc.	339	147
Equity Residential	1,569	104
Essex Property Trust, Inc.	281	69
Extra Space Storage, Inc.	537	46
Federal Realty Investment Trust	312	39
HCP, Inc.	2,002	53
Host Hotels & Resorts, Inc.	3,159	67
Iron Mountain, Inc.	1,199	41
Kimco Realty Corp.	1,810	30
Macerich Co. (The)	463	26
Mid-America Apartment Communities, Inc.	485	49
Prologis, Inc.	2,681	182
Public Storage	638	129
Realty Income Corp.	1,212	69
Regency Centers Corp.	628	41
SBA Communications, Corp.(1)	491	79
Simon Property Group, Inc.(3)	1,320	233
SL Green Realty Corp.	377	37
UDR, Inc.	1,140	46
Ventas, Inc.	1,518	82
Vornado Realty Trust	737	54
Welltower, Inc.	1,585	102
Weyerhaeuser Co.	3,226	104

		2,770

Telecommunication Services—2.0%
AT&T, Inc.(3)	30,725	1,032
CenturyLink, Inc.	4,154	88
Verizon Communications, Inc.(3)	17,483	933

		2,053

Utilities—2.8%
AES Corp.	2,821	39
Alliant Energy Corp.	987	42
Ameren Corp.	1,039	66
American Electric Power Co., Inc.	2,101	149
American Water Works Co., Inc.	760	67
CenterPoint Energy, Inc.	1,841	51
CMS Energy Corp.	1,205	59
Consolidated Edison, Inc.	1,326	101
Dominion Energy, Inc.	2,784	196
DTE Energy Co.	774	84

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Duke Energy Corp.(3)	2,990	$239
Edison International	1,390	94
Entergy Corp.	771	63
Evergy, Inc.	1,157	64
Eversource Energy	1,352	83
Exelon Corp.(3)	4,118	180
FirstEnergy Corp.	1,912	71
NextEra Energy, Inc.(3)	2,011	337
NiSource, Inc.	1,439	36
NRG Energy, Inc.	1,276	48
PG&E Corp.(1)	2,203	101
Pinnacle West Capital Corp.	477	38
PPL Corp.	2,982	87
Public Service Enterprise Group, Inc.	2,155	114
SCANA Corp.	608	24
Sempra Energy	1,127	128
Southern Co. (The)(3)	4,315	188
WEC Energy Group, Inc.	1,346	90
Xcel Energy, Inc.	2,171	102

		2,941
TOTAL COMMON STOCKS (Identified Cost $82,336)		101,709
EXCHANGE-TRADED FUND—2.0%
Invesco S&P 500 Low Volatility ETF(2)	41,967	2,078
TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,106)		2,078
TOTAL LONG-TERM INVESTMENTS—99.0% (Identified Cost $84,442)		103,787
SHORT-TERM INVESTMENTS—0.1%
Purchased Options—0.1%
See the open purchased options table on page 8 for the detailed information.
TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $258)		150
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $258)		150

VALUE
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.1% (Identified Cost $84,700)	$103,937
WRITTEN OPTIONS—(0.2)%
See the open written options table on page 8 for the detailed information.
TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $478)	(264)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—98.9% (Identified Cost $84,222)	103,673
Other assets and liabilities, net—1.1%	1,141

NET ASSETS—100.0%	$104,814

Abbreviation:

ETF    Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

Open Purchased Options contracts as of September 30, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	174	$ 52,635	$3,025	10/1/18	$ --
S&P 500® Index	174	52,896	3,040	10/3/18	1
S&P 500® Index	175	53,638	3,065	10/5/18	2
S&P 500® Index	175	53,550	3,060	10/8/15	--
S&P 500® Index	174	53,244	3,060	10/10/18	--
S&P 500® Index	174	53,157	3,055	10/12/18	--	(2)

					3

Put Options
S&P 500® Index	174	47,589	2,735	10/1/18	4
S&P 500® Index	174	47,763	2,745	10/3/18	14
S&P 500® Index	175	48,650	2,780	10/5/18	20
S&P 500® Index	175	48,125	2,750	10/8/18	25
S&P 500® Index	174	47,937	2,755	10/10/18	37
S&P 500® Index	174	47,763	2,745	10/12/18	47

					147
Total Purchased Options					$ 150

Open Written Options contracts as of September 30, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	174	$ 51,591	$2,965	10/1/18	$ (1)
S&P 500® Index	174	51,852	2,980	10/3/18	(2)
S&P 500® Index	175	52,588	3,005	10/5/18	(2)
S&P 500® Index	175	52,500	3,000	10/8/18	(5)
S&P 500® Index	174	52,200	3,000	10/10/18	(8)
S&P 500® Index	174	52,113	2,995	10/12/18	(11)

					(29)

Put Options
S&P 500® Index	174	48,633	2,795	10/1/18	(5)
S&P 500® Index	174	48,807	2,805	10/3/18	(14)
S&P 500® Index	175	49,700	2,840	10/5/18	(39)
S&P 500® Index	175	49,175	2,810	10/8/18	(47)
S&P 500® Index	174	48,981	2,815	10/10/18	(58)
S&P 500® Index	174	48,807	2,805	10/12/18	(72)

					(235)
Total Written Options					$ (264)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$ 101,709	$101,709	$	---
Exchange-Traded Fund	2,078	2,078		---
Purchased Options	150	113		37
Total Investments before Written Options	103,937	103,900		37
Liabilities:
Written Options	(264)	(194)		(70)
Total investments Net of Written Options	$ 103,673	$103,706		$(33)

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.1%
U.S. Treasury Bond
2.500%, 2/15/46	$2,784	$2,429
3.000%, 8/15/48	440	423
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,017)		2,852
MUNICIPAL BONDS—2.3%
California—0.8%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	300
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	394
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	76

		770

Idaho—0.1%
Idaho Health Facilities Authority Saint Lukes Health System Revenue Taxable 5.020%, 3/1/48	90	91

New York—0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	315	354
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	335	371

		725

Texas—0.2%
State of Texas 3.011%, 10/1/26	200	192

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135	135
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	205	203

		338
TOTAL MUNICIPAL BONDS (Identified Cost $2,137)		2,116

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.6%
Argentine Republic
7.625%, 4/22/46	$150		$122
6.875%, 1/11/48	35		27
Bolivarian Republic of Venezuela 9.375%, 1/13/34(10)	65		19
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	200		192
Republic of Chile 5.500%, 8/5/20	52,000	CLP	81
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	47
4.750%, 3/8/44	54		52
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $635)			540
MORTGAGE-BACKED SECURITIES—9.3%
Agency—2.5%
Federal National Mortgage Association
Pool #813881, 4.000%, 6/1/20	5		5
Pool #825985, 4.500%, 7/1/20	—	(7)	—	(7)
Pool #254007, 6.500%, 10/1/31	2		3
Pool #656288, 6.000%, 9/1/32	8		9
Pool #835144, 5.000%, 10/1/35	23		24
Pool #882224, 6.000%, 9/1/36	1		1
Pool #914724, 5.500%, 4/1/37	6		7
Pool #940524, 5.500%, 7/1/37	19		20
Pool #949301, 6.000%, 10/1/37	6		6
Pool #975097, 5.000%, 6/1/38	17		18
Pool #986012, 5.500%, 6/1/38	3		3
Pool #929637, 5.500%, 6/1/38	3		3
Pool #994383, 5.500%, 11/1/38	12		13
Pool #930486, 4.000%, 1/1/39	38		39
Pool #991124, 5.000%, 1/1/39	5		6
Pool #994322, 6.000%, 1/1/39	3		4
Pool #AA4418, 4.500%, 3/1/39	9		9
Pool #AA4434, 5.000%, 3/1/39	9		9
Pool #AA4436, 6.000%, 3/1/39	5		5
Pool #930919, 4.500%, 4/1/39	70		73
Pool #993579, 4.000%, 5/1/39	66		68
Pool #AC9564, 4.500%, 2/1/40	53		55
Pool #AE4799, 4.000%, 10/1/40	111		112
Pool #AH8935, 4.500%, 4/1/41	112		116
Pool #AH7627, 4.000%, 7/1/41	74		76

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
Pool #AJ5753, 3.500%, 1/1/42	$41	$40
Pool #AK8634, 3.500%, 4/1/42	237	235
Pool #AL3000, 3.500%, 12/1/42	142	141
Pool #AB9809, 3.000%, 7/1/43	164	158
Pool #AX2491, 4.000%, 10/1/44	219	222
Pool #AS5722, 3.500%, 9/1/45	140	138
Pool #MA2495, 3.500%, 1/1/46	68	68
Pool #AS6515, 4.000%, 1/1/46	192	194
Pool #BC1217, 3.000%, 7/1/46	73	70
Pool #AS9393, 4.000%, 4/1/47	40	41
Pool #MA3058, 4.000%, 7/1/47	142	144
Pool #MA3088, 4.000%, 8/1/47	155	157
Government National Mortgage Association
Pool #368053, 6.500%, 11/15/23	18	20
Pool #351336, 6.500%, 12/15/23	1	1
Pool #385198, 6.500%, 2/15/24	13	14
Pool #563381, 6.500%, 11/15/31	17	18
Pool #581072, 6.500%, 2/15/32	19	21

		2,366

Non-Agency—6.8%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(2)(3)	70	69
American Homes 4 Rent Trust
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	110	114
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	103	101
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR - 5.850%) 3.796%, 6/25/33(2)	132	132
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.408%, 11/17/33(2)(3)	100	100
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	46	46
2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	48	48
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(2)(3)	93	93
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(2)(3)	300	304
Bayview Opportunity Master Fund IVa Trust 2016- SPL1, B1 144A 4.250%, 4/28/55(3)	100	101
Bayview Opportunity Master Fund IVb Trust 2016- SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	101

	PAR VALUE	VALUE
Non-Agency—(continued)
BX Trust 2018-GW, B 144A , (1 month LIBOR + 1.020%) 3.178%, 5/15/35(2)(3)	$125	$125
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	122	124
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	56	60
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	36	36
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	51	50
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 3.158%, 4/15/36(2)(3)	115	115
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.308%, 12/17/33(2)(3)	100	100
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	64	64
2018-2, A1 144A, 3.470%, 7/27/48(2)(3)	89	88
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.002%, 4/25/43(2)(3)	27	27
Deephaven Residential Mortgage Trust 2018-1A, A1 144A 2.976%, 12/25/57(2)(3)	76	75
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	100	100
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	60	60
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.212%, 6/25/34(2)	23	23
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	100
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	26	27
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	62	62
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.904%, 4/25/34(2)	34	34
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1, 4.226%, 6/25/33(2)	36	37
2003-AR4, 2A1, 3.907%, 8/25/33(2)	57	57
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A, 4.388%, 7/15/46(3)	219	224
2014-C22, A4, 3.801%, 9/15/47	150	151

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	$44	$44
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	67	66
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	74	72
2017-5, A1 144A, 3.172%, 10/26/48(2)(3)	239	236
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	87	89
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	40	41
MetLife Securitization Trust 2017-1A, M1 144A 3.659%, 4/25/55(2)(3)	100	98
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	220
Morgan Stanley Capital I Trust 2017-CLS, A 144A , (1 month LIBOR + 0.700%) 2.858%, 11/15/34(2)(3)	108	108
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 3.078%, 8/15/34(2)(3)	126	126
New Residential Mortgage Loan Trust
2016-2A, A1 144A, 3.750%, 11/26/35(2)(3)	146	146
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	64	64
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	120	120
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	52	52
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	65	64
2016-4A, A1 144A, 3.750%, 11/25/56(2)(3)	99	99
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	93	94
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.941%, 3/25/35(2)	88	89
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	89	87
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	99
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	108
Residential Asset Mortgage Products Trust 2005- SL2, A4 7.500%, 2/25/32	45	41
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.208%, 3/15/33(2)(3)	68	69
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.327%, 2/25/34(2)	74	74
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	100	99

	PAR VALUE	VALUE
Non-Agency—(continued)
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	$100	$99
2015-5, A1B 144A, 2.750%, 5/25/55(2)(3)	67	66
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	99
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	62	60
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	145	139
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	117	116
Verus Securitization Trust
2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	134	132
2018-2, A1 144A, 3.677%, 6/1/58(2)(3)	96	96
Wells Fargo Commercial Mortgage Trust 2015- LC20, B 3.719%, 4/15/50	140	136

		6,296
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,726)		8,662
ASSET-BACKED SECURITIES—2.7%
Automobiles—1.6%
American Credit Acceptance Receivables Trust
2017-2, C 144A, 2.860%, 6/12/23(3)	95	95
2018-3, C 144A, 3.750%, 10/15/24(3)	105	105
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A 2.630%, 12/20/21(3)	180	177
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	88
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	46	46
Drive Auto Receivables Trust 2018-4, D 4.090%, 1/15/26	105	105
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	101	101
Exeter Automobile Receivables Trust
2018-3A, C 144A, 3.710%, 6/15/23(3)	105	105
2015-1A, C 144A, 4.100%, 12/15/20(3)	93	93
2014-3A, D 144A, 5.690%, 4/15/21(3)	115	117
Flagship Credit Auto Trust 2016-1, A 144A 2.770%, 12/15/20(3)	18	18
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	115	114
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(3)	110	109

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
Skopos Auto Receivables Trust 2018-1A, A 144A 3.190%, 9/15/21(3)	$66	$66
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	110	109

		1,448

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	36	36

Other—0.9%
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	24	24
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	115	114
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	100	99
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	58	57
Hilton Grand Vacations Trust 2018-AA, A 144A 3.540%, 2/25/32(3)	105	105
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	100	100
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	87	84
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(3)	45	45
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	100	100
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(3)	77	76
2017-1, A 144A, 3.280%, 1/26/26(3)	47	47

		851

Student Loans—0.2%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	63	61
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	110	107

	PAR VALUE	VALUE
Student Loans—(continued)
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	$47	$46

		214
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,566)		2,549
CORPORATE BONDS AND NOTES—16.3%
Consumer Discretionary—1.5%
Aptiv Corp. 4.150%, 3/15/24	90	90
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	70	69
Charter Communications Operating LLC 4.908%, 7/23/25	105	107
Discovery Communications LLC 3.950%, 3/20/28	100	95
Dollar General Corp. 4.125%, 5/1/28	111	109
Dollar Tree, Inc. 4.000%, 5/15/25	90	88
General Motors Financial Co., Inc.
3.500%, 7/10/19	130	130
4.200%, 3/1/21	45	46
3.550%, 4/9/21	17	17
GLP Capital LP 5.750%, 6/1/28	100	103
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	80	82
Horton (D.R.), Inc. 4.750%, 2/15/23	115	118
Lear Corp. 3.800%, 9/15/27	120	111
Lennar Corp. 4.750%, 11/29/27	60	58
Marriott Ownership Resorts, Inc. 144A 6.500%, 9/15/26(3)	40	41
Meredith Corp. 144A 6.875%, 2/1/26(3)(13)	40	41
TRI Pointe Group, Inc. 5.875%, 6/15/24	55	55
William Lyon Homes, Inc. 6.000%, 9/1/23	65	63

		1,423

Consumer Staples—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	110	109
CVS Health Corp.
2.875%, 6/1/26	120	110
4.300%, 3/25/28	83	82
Flowers Foods, Inc. 4.375%, 4/1/22	130	132
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	53	53
4.000%, 6/15/23	40	40
Safeway, Inc. 7.250%, 2/1/31(13)	60	57

		583

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—1.5%
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	$35	$35
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	192
Crestwood Midstream Partners LP 5.750%, 4/1/25	50	51
Enbridge Energy Partners LP 5.875%, 10/15/25	105	116
EP Energy LLC 144A 8.000%, 11/29/24(3)	30	30
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	80	82
HollyFrontier Corp. 5.875%, 4/1/26	100	107
Kinder Morgan, Inc. 4.300%, 6/1/25	165	166
7.750%, 1/15/32	65	82
MPLX LP 4.875%, 12/1/24	120	125
NuStar Logistics LP 5.625%, 4/28/27	70	69
Petroleos Mexicanos 6.500%, 6/2/41	90	84
6.375%, 1/23/45	55	51
Range Resources Corp. 5.000%, 3/15/23	35	35
Sunoco LP 144A, 4.875%, 1/15/23(3)	70	69
144A, 5.500%, 2/15/26(3)	30	29
Valero Energy Partners LP 4.500%, 3/15/28	90	88

		1,411

Financials—5.7%
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	145	149
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	150	149
Ares Capital Corp. 3.500%, 2/10/23	45	43
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	140	132
Athene Holding Ltd. 4.125%, 1/12/28	95	89
Aviation Capital Group LLC 144A, 3.875%, 5/1/23(3)	108	107
144A, 3.500%, 11/1/27(3)	100	91
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	196
Bank of America Corp. 3.004%, 12/20/23	90	87
4.200%, 8/26/24	170	171
Bank of Montreal 3.803%, 12/15/32	156	146
BrightSphere Investment Group plc 4.800%, 7/27/26	65	63

	PAR VALUE	VALUE
Financials—(continued)
Brookfield Finance LLC 4.000%, 4/1/24	$92	$92
Capital One Financial Corp. 3.750%, 7/28/26	115	107
Citigroup, Inc.
(3 month LIBOR + 1.250%) 3.646%, 7/1/26(2)	160	161
3.200%, 10/21/26	66	62
E*TRADE Financial Corp. 4.500%, 6/20/28	110	110
FS Investment Corp. 4.250%, 1/15/20	125	125
4.750%, 5/15/22	35	35
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	193
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	122	123
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	102
ICAHN Enterprises LP 6.375%, 12/15/25	70	70
Jefferies Group LLC 6.875%, 4/15/21	42	45
JPMorgan Chase & Co. 3.300%, 4/1/26	165	158
KeyCorp 5.100%, 3/24/21	180	187
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	150	152
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.388%, 4/20/67(2)(4)	55	51
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	157
Manulife Financial Corp. 4.150%, 3/4/26	110	111
Morgan Stanley 4.100%, 5/22/23	90	91
3.125%, 7/27/26	125	116
Navient Corp. 7.250%, 9/25/23	15	16
6.750%, 6/25/25	85	86
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	133
Prudential Financial, Inc. 5.875%, 9/15/42	100	106
5.625%, 6/15/43(4)	65	68
S&P Global, Inc. 4.000%, 6/15/25	135	135
Santander Holdings USA, Inc. 3.700%, 3/28/22	115	113
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	98
Synchrony Financial 3.950%, 12/1/27	90	82
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	119
Toronto-Dominion Bank (The) 3.625%, 9/15/31	155	146
Trinity Acquisition plc 4.400%, 3/15/26	90	90
Wells Fargo & Co.
Series M, 3.450%, 2/13/23	125	123

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Series S, 5.900%, 8/15/27	$140	$142
Willis Towers Watson plc 5.750%, 3/15/21	135	141

		5,269

Health Care—1.5%
Abbott Laboratories 3.750%, 11/30/26	150	150
AbbVie, Inc. 3.600%, 5/14/25	50	48
3.200%, 5/14/26	75	70
Allergan Sales LLC 144A 4.875%, 2/15/21(3)	38	39
AmerisourceBergen Corp. 3.450%, 12/15/27	75	70
Anthem, Inc. 3.650%, 12/1/27	29	28
4.101%, 3/1/28	95	93
Bausch Health Cos., Inc. 144A, 7.500%, 7/15/21(3)	10	10
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	65	65
Becton Dickinson and Co. 3.300%, 3/1/23	150	146
Cardinal Health, Inc. 3.200%, 3/15/23	70	68
3.410%, 6/15/27	40	37
Centene Corp. 144A 5.375%, 6/1/26(3)	15	15
Endo Finance LLC 144A 5.375%, 1/15/23(3)	45	40
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	15	15
Halfmoon Parent, Inc. 144A, 4.125%, 11/15/25(3)	74	74
144A, 4.375%, 10/15/28(3)	10	10
HCA, Inc. 5.375%, 2/1/25	15	15
Mylan NV 3.950%, 6/15/26	85	80
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	130	126
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 3.089%, 3/19/21(2)	110	110
3.550%, 4/1/25	70	67

		1,392

Industrials—0.6%
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	18	19
CNH Industrial N.V. 4.500%, 8/15/23	89	90

	PAR VALUE	VALUE
Industrials—(continued)
3.850%, 11/15/27	$49	$46
CRH America, Inc. 144A 3.875%, 5/18/25(3)	90	88
Oshkosh Corp. 4.600%, 5/15/28	117	116
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	90	90
Pitney Bowes, Inc. 4.375%, 5/15/22	101	94

		543

Information Technology—0.9%
Apple, Inc. 3.250%, 2/23/26	90	88
3.350%, 2/9/27	90	88
Arrow Electronics, Inc. 3.875%, 1/12/28	105	98
Broadcom Corp. 3.000%, 1/15/22	45	44
3.625%, 1/15/24	80	78
CDK Global, Inc. 5.875%, 6/15/26	70	72
Citrix Systems, Inc. 4.500%, 12/1/27	100	96
Dell International LLC 144A 6.020%, 6/15/26(3)	100	106
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	67
Verisk Analytics, Inc. 4.000%, 6/15/25	135	133

		870

Materials—0.8%
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	184
ArcelorMittal 6.125%, 6/1/25	110	120
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	105	105
NewMarket Corp. 4.100%, 12/15/22	157	157
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	25	24
144A, 5.000%, 5/1/25(3)	55	52
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	25	25
Vulcan Materials Co. 3.900%, 4/1/27	105	100

		767

Real Estate—1.9%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	58	58
3.950%, 1/15/27	65	63
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	35

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
Corporate Office Properties LP 3.600%, 5/15/23	$165	$159
EPR Properties 4.750%, 12/15/26	120	118
Greystar Student Housing Growth & Income OP LP 4.600%, 12/1/24	150	160
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	87
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	55	55
3.750%, 7/1/27	110	103
Hospitality Properties Trust 4.500%, 3/15/25	105	102
Kilroy Realty LP 4.375%, 10/1/25	120	120
LifeStorage LP 3.500%, 7/1/26	55	51
3.875%, 12/15/27	40	38
MPT Operating Partnership LP 5.000%, 10/15/27	35	34
Physicians Realty LP 4.300%, 3/15/27	105	101
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	98
Select Income REIT 4.500%, 2/1/25	135	129
Welltower, Inc. 4.000%, 6/1/25	150	148
WP Carey, Inc. 4.600%, 4/1/24	105	106

		1,765

Telecommunication Services—0.5%
AT&T, Inc. 5.250%, 3/1/37	20	20
4.800%, 6/15/44	90	83
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(3)	200	200
Verizon Communications, Inc.
(3 month LIBOR + 1.100%) 3.414%, 5/15/25(2)	35	35
4.125%, 3/16/27	105	105

		443

Utilities—0.8%
American Electric Power Co., Inc. 3.200%, 11/13/27	95	89
Exelon Corp. 3.497%, 6/1/22	150	147
Kansas City Power & Light Co. 3.150%, 3/15/23	120	117
PNM Resources, Inc. 3.250%, 3/9/21	85	84
PSEG Power LLC 3.850%, 6/1/23	30	30
Southern Power Co. 4.150%, 12/1/25	160	158
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	51

	PAR VALUE	VALUE
Utilities—(continued)
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(9)	$65	$	—(7)
Vistra Operations Co., LLC 144A 5.500%, 9/1/26(3)	15		15

			691

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $15,414)			15,157

LEVERAGED LOANS(2)—1.5%
Aerospace—0.0%
TransDigm, Inc. Tranche E , (1 month LIBOR + 2.500%) 4.742%, 5/30/25	35		35

Consumer Durables—0.1%
Fluidra, S.A. , (1 month LIBOR + 2.250%) 4.492%, 7/2/25	20		20
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.250%, 9/29/24	30		29

			49

Consumer Non-Durables—0.0%
Herbalife Nutrition Ltd. Tranche B , (1 month LIBOR + 3.250%) 5.492%, 8/18/25	10		10

Energy—0.0%
Lotus Midstream LLC Tranche B , (3 month LIBOR + 3.250%) 0.000%, 9/26/25(8)	10		10
Paragon Offshore Finance Co. , (1 month PRIME + 0.000%) 5.250%, 7/16/21(9)(10)	—(7)		—(7)

			10

Financial—0.1%
Delos Finance S.a.r.l. , (3 month LIBOR + 1.750%) 4.136%, 10/6/23	80		80

Food / Tobacco—0.0%
Aramark Intermediate HoldCo Corp. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 3/11/25	33		33

Gaming/Leisure—0.3%
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.098%, 10/19/24	70		69
Gateway Casinos & Entertainment Ltd. , (3 month LIBOR + 3.000%) 5.386%, 12/1/23	10		10

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
GVC Holdings plc Tranche B-2 , (1 month LIBOR + 2.500%) 4.742%, 3/29/24	$50	$50
Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 3.992%, 7/8/24	59	60
Wyndham Hotels & Resorts, Inc. Tranche B , (1 month LIBOR + 1.750%) 3.992%, 5/30/25	90	90

		279

Healthcare—0.1%
Bausch Health Cos., Inc. , (1 month LIBOR + 3.000%) 5.104%, 6/2/25	5	5
Envision Healthcare Corp. , (3 month LIBOR + 3.750%) 0.000%, 10/10/25(8)	72	71
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 4.136%, 6/11/25	70	70

		146

Housing—0.1%
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.242%, 10/31/23	90	89

Information Technology—0.1%
Rackspace Hosting, Inc. Tranche B , (3 month LIBOR + 3.000%) 5.348%, 11/3/23	107	105

Manufacturing—0.0%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.000%) 5.242%, 8/18/24	32	32
Altra Industrial Motion Corp. , (3 month LIBOR + 2.000%) 0.000%, 10/1/25(8)	10	10

		42

Media/Telecom—Cable/Wireless Video—0.1%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.492%, 7/28/25	70	70

Media/Telecom—Diversified Media—0.1%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.742%, 2/28/25	75	74

Media Telecom—Telecommunications—0.1%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.992%, 1/31/25	89	89

	PAR VALUE		VALUE
Media/Telecom—Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B , (3 month LIBOR + 3.250%) 5.570%, 5/27/24	$10		$9
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.250%, 4/11/25	40		40

			49

Metals/Minerals—0.1%
Covia Holdings Corp. , (1 month LIBOR + 3.750%) 6.136%, 6/1/25	55		52

Service—0.1%
Advantage Sales & Marketing, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.492%, 7/23/21	44		41
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.242%, 11/8/24	57		58

			99

Utility—0.1%
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.242%, 8/4/23	24		24
(1 month LIBOR + 2.000%) 4.200%, 12/31/25	40		40

			64

TOTAL LEVERAGED LOANS (Identified Cost $1,383)			1,375

	SHARES

PREFERRED STOCKS—0.8%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	45	(5)	46
JPMorgan Chase & Co. Series V, 5.000%	55	(5)	55
JPMorgan Chase & Co. Series Z, 5.300%	105	(5)	107
M&T Bank Corp. Series F, 5.125%(11)	90	(5)	91
MetLife, Inc. Series D, 5.875%	40	(5)	41
PNC Financial Services Group, Inc. (The) Series R, 4.850%	105	(5)	105
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110	(5)	110

			555

Industrials—0.2%
General Electric Co. Series D, 5.000%	165	(5)	161

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
TOTAL PREFERRED STOCKS (Identified Cost $729)		716
COMMON STOCKS—62.3%
Consumer Discretionary—13.8%
Amazon.com, Inc.(1)	2,000	$4,006
Carnival Corp.	5,455	348
Ctrip.com International Ltd. ADR(1)	22,232	826
Home Depot, Inc. (The)	4,690	971
Las Vegas Sands Corp.	17,410	1,033
McDonald’s Corp.	3,530	591
MercadoLibre, Inc.	1,300	443
Netflix, Inc.(1)	5,480	2,050
NIKE, Inc. Class B	11,980	1,015
Ross Stores, Inc.	9,550	946
Sony Corp. Sponsored ADR	9,333	566

		12,795

Consumer Staples—3.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	4,020	398
Marine Harvest ASA Sponsored ADR	15,482	358
Monster Beverage Corp.(1)	23,380	1,363
Philip Morris International, Inc.	8,340	680

		2,799

Energy—3.1%
Cabot Oil & Gas Corp.	25,580	576
Core Laboratories N.V.	4,060	470
Eni SpA. Sponsored ADR	10,562	398
Equinor ASA. Sponsored ADR	16,146	456
Frontera Energy Corp.(1)	1,088	15
Pioneer Natural Resources Co.	3,610	629
TechnipFMC plc	12,489	390

		2,934

Financials—6.3%
Bank of America Corp.	46,920	1,382
BOC Hong Kong Holdings Ltd. Sponsored ADR	3,843	365
CaixaBank S.A. ADR	247,875	373
Charles Schwab Corp. (The)	11,970	588
China Construction Bank Corp. ADR	22,112	386
Credit Agricole S.A. ADR	47,828	340
DBS Group Holdings Ltd. Sponsored ADR	6,053	461
MarketAxess Holdings, Inc.	2,640	471

	SHARES	VALUE
Financials—(continued)
ORIX Corp. Sponsored ADR	5,162	$418
Ping An Insurance Group Co. of China Ltd. ADR	15,604	316
SEI Investments Co.	5,590	342
UBS Group AG Registered Shares	23,976	377

		5,819

Health Care—5.8%
Allergan plc	2,696	514
Bayer AG Sponsored ADR	11,406	252
Bluebird Bio, Inc.(1)	2,115	309
Danaher Corp.	6,510	707
HealthEquity, Inc.(1)	11,630	1,098
ICON plc(1)	2,345	361
Illumina, Inc.(1)	3,020	1,108
Zoetis, Inc.	11,710	1,072

		5,421

Industrials—6.2%
Airbus SE ADR	14,086	440
Ashtead Group plc ADR	4,407	564
Caterpillar, Inc.	5,400	823
CoStar Group, Inc.(1)	1,850	779
easyJet plc Sponsored ADR	20,447	348
Golden Ocean Group Ltd.	48,489	478
Kansas City Southern	5,540	628
Nidec Corp. Sponsored ADR	12,796	459
Rockwell Automation, Inc.	2,100	394
Roper Technologies, Inc.	3,010	892

		5,805

Information Technology—21.0%
Accenture plc Class A	4,350	740
Activision Blizzard, Inc.	10,710	891
Alibaba Group Holding Ltd. Sponsored ADR(1)	13,980	2,303
Amphenol Corp. Class A	13,460	1,266
Arista Networks, Inc.(1)	2,260	601
ASML Holding NV Registered Shares	2,492	469
Avalara, Inc.(1)(13)	15,520	542
Broadcom, Inc.	1,837	453
Facebook, Inc. Class A(1)	13,260	2,181
Gartner, Inc.(1)	3,410	541
Hitachi Ltd. ADR	6,369	432
NVIDIA Corp.	7,090	1,992
Paycom Software, Inc.(1)	8,470	1,316

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
SAP SE Sponsored ADR	2,991	$368
Tencent Holdings Ltd. ADR	20,500	837
Trade Desk, Inc. (The) Class A(1)	3,250	490
Visa, Inc. Class A	13,620	2,044
Workday, Inc. Class A(1)	7,710	1,126
Yandex N.V. Class A(1)	28,750	946

		19,538

Materials—2.1%
Anhui Conch Cement Co., Ltd. ADR	19,992	604
Ecolab, Inc.	5,980	937
Glencore plc ADR(1)(13)	43,494	373

		1,914

Real Estate—0.4%
LendLease Group Sponsored ADR	25,838	367

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	20,279	300

Utilities—0.3%
Veolia Environnement S.A. ADR	13,282	264
TOTAL COMMON STOCKS (Identified Cost $40,930)		57,956
EXCHANGE-TRADED FUND—0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,222	140
TOTAL EXCHANGE-TRADED FUND (Identified Cost $140)		140
AFFILIATED MUTUAL FUND—0.3%
Virtus Newfleet Credit Opportunities Fund Class R6(6)	33,447	323
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		323
RIGHTS—0.0%
Vistra Energy Corp.(12)	1,084	1
TOTAL RIGHTS (Identified Cost $1)		1
TOTAL LONG-TERM INVESTMENTS—99.4% (Identified Cost $76,012)		92,387

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.1%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.950%)(6) (14)	1,049,471	$1,049
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,049)		1,049
TOTAL INVESTMENTS—100.5% (Identified Cost $77,061)		93,436
Other assets and liabilities, net—(0.5)%		(484)

NET ASSETS—100.0%		$92,952

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $10,567 or 11.4% of net assets.

(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Amount is less than $500.
(8)	This loan will settle after September 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Interest may be forfeited.
(12)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(13)	All or a portion of security is on loan.
(14)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:

CLP        Chilean Peso

MXN        Mexican Peso

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

Country Weightings †
United States	78%
China	6
Japan	2
United Kingdom	2
France	2
Norway	1
Ireland	1
Other	8
Total	100%

† % of total investments as of September 30, 2018.

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,549	$—	$2,549	$—
Corporate Bonds And Notes	15,157	—	15,157	—*
Foreign Government Securities	540	—	540	—
Leveraged Loans	1,375	—	1,375	—*
Mortgage-Backed Securities	8,662	—	8,662	—
Municipal Bonds	2,116	—	2,116	—
U.S. Government Securities	2,852	—	2,852	—
Equity Securities:
Common Stocks	57,956	57,956	—	—
Preferred Stocks	716	716	—	—
Rights	1	—	—	1
Securities Lending Collateral	1,049	1,049	---	---
Exchange-Traded Fund	140	140	—	—
Affiliated Mutual Fund	323	323	—	—
Total Investments	$93,436	$60,184	$33,251	$1

*Amount is less than $500.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2018.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Virtus Variable Insurance Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust, a trust consisting of seven diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments and, for derivatives, included in Note 2 below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A.  SECURITY VALUATION

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases, a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange-Traded Funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. WHEN-ISSUED PURCHASED AND FORWARD COMMITMENTS

 (DELAYED DELIVERY)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

C. LEVERAGED LOANS

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of September 30, 2018, the Newfleet Multi-Sector Intermediate Bond Series had the following unfunded loan commitments:

Unfunded Loan Commitment
Carlisle Food Service Products Inc.	$4
Pearl Intermediate Parent LLC	42
St. George’s University Scholastic Services LLC.	30

D. SECURITIES LENDING

($ reported in thousands)

The Series’ may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended September 30, 2018, the Series had securities on loan as follows:

	Market Value	Cash Collateral
KAR Small-Cap Growth Series	$5,169	$5,640
Newfleet Multi-Sector
Intermediate Bond Series	2,056	2,117

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.

Forward Currency Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series is denominated. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Nondeliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Options contracts:

Certain Series may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).

When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Series gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Series hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

NOTE 3 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at September 30, 2018:

($ reported in thousands)

Series	Aggregate Value	% of Series’ Net Assets
Newfleet Multi-Sector Intermediate Bond	$ 6	0.0%
Series	1	0.0
Virtus Strategic Allocation Series

At September 30, 2018, the Series did not hold any securities that were restricted.

NOTE 4 — CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Series.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 6 — RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/28/2018

* Print the name and title of each signing officer under his or her signature.